As filed with the Securities and Exchange Commission on March 24, 2014
1933 Act File No. 333-96461
1940 Act File No. 811-09813

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
Pre-Effective Amendment No. ____ |_|
Post-Effective Amendment No. 52 |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940|X|
Amendment No. 53 |X|

(Check appropriate box or boxes)

SCOUT FUNDS
(Exact Name of Registrant as Specified in Charter)

928 Grand Boulevard, Kansas City, MO 64106
 (Address of Principal Executive Offices) (Zip Code)

(877) 726-8842
(Registrant's Telephone Number, including Area Code)

BENJAMIN D. WIESENFELD, ESQ.
Scout Funds
928 Grand Boulevard
Kansas City, MO  64106
 (Name and Address of Agent for Service of Process)

With Copies to:

JESSICA A. SCHUBEL
Scout Funds
928 Grand Boulevard
Kansas City, MO 64106

MICHAEL P. O'HARE, ESQ.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):
|x| immediately upon filing pursuant to paragraph (b) of Rule 485
|_| on (date) pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
|_| on (date) pursuant to paragraph (a)(1) of Rule 485
|_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485
|_| on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates only to the Scout Equity Opportunity Fund series of the Registrant.  No other information relating to any other series of the Registrant is amended or superseded hereby.

SCOUT INVESTMENTS

PROSPECTUS  March 28, 2014

Scout Equity Opportunity Fund (SEOFX)

Shares of the Scout Equity Opportunity Fund (the “Fund”) have not been approved or disapproved by the U.S. Securities and Exchange Commission nor has the Commission passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS                                           March 28, 2014
TOLL-FREE 1-800-996-2862

Scout Equity Opportunity Fund

Investment Advisor:
SCOUT INVESTMENTS, INC.
Kansas City, Missouri

Distributor:
UMB DISTRIBUTION SERVICES, LLC
Milwaukee, Wisconsin

TABLE OF CONTENTS

INFORMATION ABOUT THE FUND
Scout Equity Opportunity Fund Summary	1
Additional Information about Investment Objective, Policies, Risks and Portfolio Holdings	8
Investment Advisor and Portfolio Manager	13
Financial Highlights	15

BUYING, SELLING AND EXCHANGING SHARES
Before You Invest	16
Buying Shares	18
Selling Shares	22
Exchanging Shares	25
Special Features and Services	28
Other Shareholder Information	29
Dividends, Distributions and Taxes	31

The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

SCOUT EQUITY OPPORTUNITY FUND SUMMARY

Investment Objective

The investment objective of the Scout Equity Opportunity Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
____________________________

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	1.18%1
Total Annual Fund Operating Expenses	1.93%
Less Advisor’s Fee Waiver and/or Expense Assumption	(0.68)%2
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	1.25%
____________________
1
“Other Expenses” are based on the estimated amounts for the initial fiscal year and include “Acquired Fund Fees and Expenses,” which are estimated to be less than 0.01% of the average net assets of the Fund.

2
Scout Investments, Inc. (the “Advisor”) has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 30, 2015 in order to limit the “Total Annual Fund Operating Expenses” (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses) to no more than 1.25%. If “Total Annual Fund Operating Expenses” would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund.  This expense limitation agreement may not be terminated prior to October 30, 2015 unless the Fund’s Board of Trustees (the “Board”) consents to an earlier revision or termination as being in the best interests of the Fund.

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that the example reflects the effect of the Advisor’s contractual agreement to limit overall Fund expenses only during the term of the

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agreement.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Equity Opportunity Fund	$127	$499

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities.  Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs.

The equity securities in which the Fund invests include common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and real estate investment trusts (“REITs”).  The Fund may invest in companies of any size, including larger, mid-sized and smaller companies.

The Fund may invest up to 20% of its net assets in fixed income instruments. The fixed income instruments in which the Fund may invest can be of varying maturities and include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.  The Fund may invest in both investment grade securities and non-investment grade fixed income securities, also known as high yield securities or “junk” bonds.  Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard & Poor’s Financial Services LLC (“S&P®”).

The Fund will invest primarily in securities of U.S. companies, but may invest up to 20% of its net assets in foreign companies, including those located in developing countries or emerging markets.  The Fund’s investments in foreign companies may include depositary receipts (such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)).

How does the Fund choose securities in which to invest?
In selecting securities for the Fund, the Advisor relies on a fundamental analysis of each company and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.  The Advisor focuses on certain fundamental factors that are company-specific, such as improvements in the company’s balance sheet and a movement towards an optimal leverage ratio.  The Fund may invest in both “growth” and “value” companies without favoring either investment approach.

The Advisor believes there is, in theory, an ideal corporate capitalization structure whereby a corporation can maximize shareholder return through the optimal balance of debt and equity.  Equity analysts typically focus on analyzing revenue streams and growth potential.  By contrast, through detailed analysis of cash flow, free cash flow, leverage, earnings, margins, interest coverage, collateralization, covenants and additional information as appropriate, the Advisor’s

2

analytical process strives to find improving balance sheets that in turn provide opportunity for future growth and profitability.  The Advisor attempts to identify companies that have issued debt in order to propel their growth or that are paying down their debt, thereby migrating toward what the Advisor believes would be an optimal capitalization structure for such companies.  The Advisor believes that the in-depth research which it conducts on the capital structure of a corporation is a highly effective tool for identifying investment opportunities in both corporate debt and equity.

In the Advisor’s view, the companies whose securities are performing well in the high yield fixed income market generally become companies whose securities perform well in the equity market, creating opportunities for capital appreciation.  As yield spreads (generally defined as the difference between the yield of a fixed income security and the current yield of U.S. Treasury securities) begin to widen, the high yield fixed income market may be suggesting that caution in the equity market would be appropriate. When spreads narrow significantly, the Advisor expects to maintain a greater weighting in equity securities.  The Advisor also examines bond indentures that may signal a good opportunity to invest in the common stock of a particular company. The Advisor closely monitors growth in earnings before interest, taxes, depreciation, and amortization, and margins versus valuation multiples, to gain an understanding of the value at which a company’s common stock becomes attractive.

The Advisor invests in non-investment grade fixed income securities in order to manage volatility, as non-investment grade fixed income securities generally exhibit lower volatility than equity securities and provide coupon payments.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund may not be able to pursue its investment objective or follow its principal investment strategies and, instead, will focus on preserving your investment.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution.  They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.  These shares involve investment risks, including the possible loss of the principal invested.

Market Risks:  Equity and fixed income securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably.  When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.  Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole.  At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks.  U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions.  During a general downturn in the economy and securities markets, multiple asset classes may be negatively affected.  Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

3

Mid Cap and Small Cap Company Risks:  The Fund may invest in mid and small cap companies.  Generally, mid cap and small cap companies, which are often less seasoned, have more potential for rapid growth.  However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them.  These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  Therefore, the securities of mid cap and small cap companies are generally more volatile than the securities of larger, more established companies.  Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap and small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Fund wants to sell a large quantity of a mid cap or small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying the Fund’s investments across different companies and economic sectors.

Value Investing Risks:  The Fund can utilize a value bias in choosing the securities for the Fund’s portfolio.  A value stock is one that trades at an attractive price relative to the company’s intrinsic value as perceived by the Advisor.  A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company’s value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks:  The Fund can utilize a “growth investing style” in choosing securities for the Fund’s portfolio.  A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market.  A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks.  Historically, growth investments have performed best during the later stages of economic expansion.  Therefore, the growth investing style may go in and out of favor.  At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

REIT Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Fixed Income Security Risks:  The Fund’s investments are subject to the risks inherent in individual fixed income security selections.  Yields and principal values of debt securities (bonds) will fluctuate.  Generally, values of debt securities change inversely with interest rates.  As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down.  Furthermore, these fluctuations tend to increase as a fixed income security’s time to maturity increases, so a longer-term fixed income security will decrease more for a given increase in interest rates than a shorter-term fixed income security.  Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

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Maturity Risks: The Fund will invest in fixed income securities of varying maturities. Generally, the longer a fixed income security’s maturity, the greater the risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk.

Credit Risks: Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to meet its financial obligations.

High Yield Security Risks: High yield securities involve greater risk than investment grade securities, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.  Periods of economic uncertainty generally result in increased volatility in the market prices of these securities.

Issuer Risks: The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Credit Ratings Risks: Ratings by nationally recognized rating agencies generally represent the agencies’ opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Valuation Risks: Securities held by the Fund may be priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the Fund’s Board.  The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

International Investing Risks:  International investing poses additional risks.  If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund.  International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.  Although not typically subject to currency exchange rate risk, depositary receipts may be subject to the same risks as foreign securities generally.

The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Fund, and in turn, to the Fund’s shareholders.

5

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Leveraged Companies Risks:  Securities of highly leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies.  A decrease in the credit quality of a highly leveraged company can lead to a significant decrease in the value of the company’s securities.  In the event of liquidation or bankruptcy, a company’s creditors take precedence over the company’s stockholders.  Highly leveraged companies can have limited access to additional capital.

Management Risks: The Fund is subject to management risk as an actively managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Performance

There is no performance information presented for the Fund because the Fund has not yet completed a full calendar year of operations.  In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with the Russell 3000 Index and by showing changes in the Fund’s performance from year to year.  Once the Fund has commenced operations, you can obtain updated performance information at scoutfunds.com or by calling 1-800-996-2862.

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Scout Investments, Inc.

Portfolio Manager	Title	Experience Managing the Fund
Brent Olson	Lead Portfolio Manager of the Fund	Since its inception in 2014

Purchase and Sale of Fund Shares

Shareholders may purchase and sell shares of the Fund on each day that the Fund is open for business, which is normally any day that the New York Stock Exchange is open for unrestricted trading.

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Type of Account	Initial Minimum Purchase	Additional Minimum Purchase
Regular (Individual, joint, corporate or trust)	$1,000	$100
IRA (including spousal, Roth & SEP IRAs and Coverdell Education Savings Accounts)	$100	$100
Gifts to Minors (UGMA/UTMA)	$250	$100
Automatic Investment Plan	$100	$50
Exchanges	$1,000	$1,000

You may purchase, redeem or exchange shares by regular mail (Scout Funds, P.O. Box 1241, Milwaukee, WI 53201-1241), overnight courier (Scout Funds, 803 West Michigan Street, Milwaukee, WI 53233-2301), telephone (1-800-996-2862) or online (www.scoutfunds.com).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVE, POLICIES, RISKS AND PORTFOLIO HOLDINGS

Investment Objective. The investment objective of the Fund is the long-term growth of capital.  The Fund’s investment objective may be changed by the Board without shareholder approval.  The Fund intends to pursue its objective by investing as described above and will dispose of portfolio holdings any time that the Advisor believes that they are no longer suitable for achieving the Fund’s objective.

As the Fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, the Fund will (as indicated above) provide shareholders with written notice of a change in its name at least sixty days before it occurs.

Additional Information on Principal Investment Strategies for the Fund.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities.  The equity securities in which the Fund invests include common stocks, depositary receipts, preferred stocks, convertible securities, warrants and other rights, and REITs.  Common stock represents an ownership interest in a company and its value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand.  Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies.  Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well.  Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged.  Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.  The Fund may invest in companies of any size, including larger, mid-sized and smaller companies.

The Fund may invest up to 20% of its net assets in fixed income instruments. The fixed income instruments in which the Fund may invest can be of varying maturities and include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.  The Fund may invest in both investment grade securities and non-investment grade fixed income securities, also known as high yield securities or “junk” bonds.  Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by S&P®.

The Fund will invest primarily in securities of U.S. companies, but may invest up to 20% of its net assets in foreign companies, including those located in developing countries or emerging markets.  The Fund’s investments in foreign companies may include depositary receipts (such as ADRs and GDRs).

The Advisor follows a large universe of companies, routinely reviewing earnings reports, corporate developments, trading activity and other data.  In selecting securities for the Fund, the Advisor relies on a fundamental analysis of each company and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.  The Advisor focuses on certain fundamental factors that are company-specific, such as improvements in the company’s balance sheet and a movement towards an optimal leverage ratio.  The Fund may invest in both “growth” and “value” companies without favoring either investment approach.

8

The Advisor believes there is, in theory, an ideal corporate capitalization structure whereby a corporation can maximize shareholder return through the optimal balance of debt and equity.  Equity analysts typically focus on analyzing revenue streams and growth potential.  By contrast, through detailed analysis of cash flow, free cash flow, leverage, earnings, margins, interest coverage, collateralization, covenants and additional information as appropriate, the Advisor’s analytical process strives to find improving balance sheets that in turn provide opportunity for future growth and profitability.  The Advisor seeks to gain an understanding of factors guiding a company’s capital allocation decisions.  The Advisor attempts to identify companies that have issued debt in order to propel their growth or that are paying down their debt, thereby migrating toward what the Advisor believes would be an optimal capitalization structure for such companies.  Companies favored in the Advisor’s research process are those viewed to be fiscally responsible and capable of maintaining debt payments, both of which are qualities that have the potential to deliver benefits to investors throughout the capital structure.  The Advisor believes that the in-depth research which it conducts on the capital structure of a corporation is a highly effective tool for identifying investment opportunities in both corporate debt and equity.

In the Advisor’s view, the companies whose securities are performing well in the high yield fixed income market generally become companies whose securities perform well in the equity market, creating opportunities for capital appreciation.  As yield spreads (generally defined as the difference between the yield of a fixed income security and the current yield of U.S. Treasury securities) begin to widen, the high yield fixed income market may be suggesting that caution in the equity market would be appropriate. When spreads narrow significantly, the Advisor expects to maintain a greater weighting in equity securities.  The Advisor also examines bond indentures that may signal a good opportunity to invest in the common stock of a particular company. The Advisor closely monitors growth in earnings before interest, taxes, depreciation, and amortization, and margins versus valuation multiples, to gain an understanding of the value at which a company’s common stock becomes attractive.

The Advisor invests in non-investment grade fixed income securities in order to manage volatility, as non-investment grade fixed income securities generally exhibit lower volatility than equity securities and provide coupon payments.  Non-investment grade fixed income securities, however, generally experience greater volatility than investment grade fixed income securities.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund may not be able to pursue its investment objective or follow its principal investment strategies and, instead, will focus on preserving your investment.

Additional Information on Principal Risk Factors for the Fund.

Market Risks.  Equity and fixed income securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably.  When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.  Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole.  At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks.  U.S. and international equity markets have experienced volatility in recent years in response to economic and market conditions.  During a

9

general downturn in the economy and securities markets, multiple asset classes may be negatively affected.  Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.  The share price of the Fund is expected to fluctuate.  Your shares at redemption may be worth more or less than your initial investment.

Mid Cap and Small Cap Company Risks.  The Fund may invest in mid and small cap companies.  Generally, mid cap and small cap companies, which are often less seasoned, have more potential for rapid growth.  However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them.  These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  Therefore, the securities of mid cap and small cap companies are generally more volatile than the securities of larger, more established companies, especially over the short-term.  Investments in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap and small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Fund wants to sell a large quantity of a mid cap or small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

In addition, mid cap and small cap companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established. Mid cap and small cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying the Fund’s investments across different companies and economic sectors.

Value Investing Risks.  The Fund can utilize a value bias in choosing the securities for the Fund’s portfolio.  A value stock is one that trades at an attractive price relative to the company’s intrinsic value as perceived by the Advisor.  A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company’s value, the markets favor faster-growing companies or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks.  The Fund can utilize a “growth investing style” in choosing securities for the Fund’s portfolio.  A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market.  A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks.  Historically, growth investments have performed best during the later stages of economic expansion.  Therefore, the growth investing style may go in and out of favor.  At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

In addition, growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ stocks may be more volatile than other securities, particularly over the short-term.

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REIT Risks. The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. The recipients of the loans extended by a mortgage REIT may be unable to make interest payments and repay principal when due. REITs also may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Fixed Income Security Risks. The Fund’s investments are subject to the risks inherent in individual fixed income security selections.  Yields and principal values of debt securities (bonds) will fluctuate.  Generally, values of debt securities change inversely with interest rates.  As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down.  Furthermore, these fluctuations tend to increase as a fixed income security’s time to maturity increases, so a longer-term fixed income security will decrease more for a given increase in interest rates than a shorter-term fixed income security.  Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.  Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Maturity Risks.  The Fund will invest in fixed income securities of varying maturities. A fixed income security’s maturity is one indication of the interest rate exposure of a security.  Generally, the longer a fixed income security’s maturity, the greater the risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk.

Credit Risks. Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of the credit of a security held by the Fund may decrease its value. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Credit markets are currently experiencing greater volatility due to recent market conditions.

High Yield Security Risks.  High yield securities tend to be more sensitive to economic conditions than are higher-rated securities.  As a result, they generally involve more credit risk than securities in the higher-rated categories.  These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.  During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their payment obligations.  The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and

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are often subordinated to other creditors.  The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.  To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities.  Periods of economic uncertainty generally result in increased volatility in the market prices of these securities and thus in the NAV of the Fund.

Issuer Risks. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Credit Ratings Risks. Ratings by nationally recognized rating agencies represent the agencies’ opinion of the credit quality of an issuer. However, these ratings are not absolute standards of quality and do not guarantee the creditworthiness of an issuer. Ratings do not necessarily address market risk and may not be revised quickly enough to reflect changes in an issuer’s financial condition.

Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.  Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund’s management or performance.

Valuation Risks. Securities held by the Fund may be priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the Board.  The independent pricing service provides prices for securities that are based on various market inputs and industry information.  The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by the pricing service or dealers or the fair valuations will vary depending on the information that is available.

International Investing Risks. International investing poses additional risks.  If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund.  International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available. Although not typically subject to currency exchange rate risk, depositary receipts may be subject to the same risks as foreign securities generally.

To the extent that the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets.  Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in

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less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Fund, and in turn, to the Fund’s shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Leveraged Companies Risks. Securities of highly leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies.  A decrease in the credit quality of a highly leveraged company can lead to a significant decrease in the value of the company’s securities.  Highly leveraged companies can have limited access to additional capital, which can limit their ability to capitalize on attractive business opportunities and make it more difficult for them to weather challenging business environments.

Companies with highly leveraged capital structures may be undergoing difficult business circumstances. These companies may face a greater risk of liquidation, reorganization or bankruptcy than companies with lower levels of leverage. In the event of liquidation, reorganization or bankruptcy, a company’s creditors take precedence over the company’s stockholders, which makes recovery of those stockholders’ investment relatively less likely.

Management Risks. The Fund is subject to management risk as an actively managed investment portfolio.  The Advisor and the portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.  If the Advisor is not able to select better-performing equity and fixed income securities, the Fund may lose money.

Disclosure of Portfolio Holdings.  The Fund makes a complete list of its portfolio holdings publicly available on the Fund’s web site, scoutfunds.com, approximately thirty days after the end of each month.  Further, the Fund discloses its top ten equity holdings on the Fund’s web site approximately fifteen days after the end of each fiscal quarter. This information is made available in order to enhance communications to the Fund’s shareholders and provide them with additional means of monitoring and evaluating their investments in the Fund. A further description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

INVESTMENT ADVISOR AND PORTFOLIO MANAGER

INVESTMENT ADVISOR

Scout Investments, Inc. is the Fund’s investment advisor. The Advisor is a wholly-owned subsidiary of UMB Financial Corporation and is located at 928 Grand Boulevard, Kansas City, Missouri. The Advisor maintains an experienced portfolio management and investment analysis and research staff. As of December 31, 2013, assets under the management of the Advisor were approximately $31.2 billion.

The Fund has entered into an Investment Advisory Agreement with the Advisor. Pursuant to the Investment Advisory Agreement, the Advisor manages the Fund’s assets in accordance with the Fund’s investment objective and policies. The Advisor makes all determinations with respect to the

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purchase and sale of securities in the Fund’s portfolio, including decisions on execution of the transactions, all subject to supervision of the Board of the Scout Funds (the “Trust”).  The Investment Advisory Agreement limits the liability of the Advisor, as well as its officers and employees, to acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations or duties.

The Fund pays the Advisor an advisory fee at the annual rate of 0.75% on the Fund’s average daily net assets.  These advisory fees are paid monthly.

The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 30, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses) do not exceed 1.25% of the Fund’s average daily net assets.  After its expiration date, the Trust’s Board and the Advisor may agree to continue, modify or terminate the expense limitation arrangement.

Under the expense limitation agreement described above, the Advisor retains the right to seek reimbursement from the Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund.

Prior to the date of this Prospectus, the Fund had not yet commenced investment operations.  A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Fund will be available in the Fund’s Annual Report to Shareholders for the fiscal year ending June 30, 2014.

The Advisor provides certain administrative services to the Fund.  For the administrative services provided to the Fund, the Advisor receives from the Fund a fee, payable monthly, at the annual rate of 0.05% of the Fund’s average daily net assets.

PORTFOLIO MANAGER

Information about the portfolio manager of the Fund is provided below.  The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Brent Olson is the lead portfolio manager of the Fund.  Mr. Olson has served as the lead portfolio manager of the Fund since its inception in 2014.  Prior to joining the Advisor in October 2013, Mr. Olson was Director of Research (from 2005-2010) and a portfolio manager (from 2010-2013) with Three Peaks Capital Management, LLC, where he served as co-portfolio manager of the Aquila Three Peaks High Income Fund and Aquila Three Peaks Opportunity Growth Fund.  Prior to joining Three Peaks Capital Management, LLC, Mr. Olson worked as a Divisional Chief Financial Officer at MDC Holdings, a public national homebuilder. Mr. Olson’s investment management experience also includes eight years as an equity fund assistant portfolio manager for Invesco Funds Group and as a research analyst at Janus Capital Group.  While at Janus, Mr. Olson also worked as an equity analyst covering small capitalization companies for a number of products within the firm’s complex.  Mr. Olson earned his Bachelor of Arts from the University of Virginia and his MBA with an emphasis in finance from the University of Colorado – Leeds College of Business.

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FINANCIAL HIGHLIGHTS

No financial information is presented for the Fund as, prior to the date of this Prospectus, the Fund had not yet commenced investment operations.

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BEFORE YOU INVEST

Prospectus. This Prospectus contains important information about the Fund. Please read it carefully before you decide to invest.

Account Registration. Once you have decided to invest in the Fund, you must select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Fund can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax advisor to determine what form of account registration best meets your needs.

Available forms of registration include:

•	Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.

•	Joint ownership. Two or more individuals may open an account together as joint tenants with rights of survivorship, tenants in common or as community property.

•	Custodial account. You may open an account for a minor under the Uniform Gifts to Minors Act/Uniform Transfers to Minors Act for your state of residence.

•	Corporate/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.

•
IRAs and other tax-deferred accounts. The Fund offers a variety of retirement accounts for individuals. Please refer to “Retirement Account Options” below for more information about these types of accounts.

Account Minimums. You also must decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts.

Type of Account	Initial Minimum Purchase	Additional Minimum Purchase
Regular (Individual, joint, corporate or trust)	$1,000	$100
IRA (including spousal, Roth & SEP IRAs and Coverdell Education Savings Accounts)	$100	$100
Gifts to Minors (UGMA/UTMA)	$250	$100
Automatic Investment Plan	$100	$50
Exchanges	$1,000	$1,000

The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part.  Participants in certain retirement plans, including but not limited to, SEP IRAs, SAR SEP IRAs, or outside qualified retirement plans, may not be subject to the stated minimums.

Determining Your Share Price. The price at which you purchase and redeem the Fund’s shares is called the Fund’s net asset value per share (“NAV”).  The Fund calculates its NAV by taking the

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total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. The Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 3:00 p.m. Central Time) on days when the Fund is open for business. The Fund is open for business on the same days that the NYSE is open for unrestricted trading. The NYSE is closed on weekends, national holidays and Good Friday.  The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by UMB Fund Services, Inc., the Fund’s transfer agent (the “Transfer Agent”). “Good order” means that the account application has been properly completed and signed and payment for the shares has been made (instructions for purchasing shares can be found on pages 18-22). Additional requirements for “good order” can be found in the “Customer Identification Program” section of this Prospectus. Certain intermediaries that have made satisfactory contractual arrangements are authorized to accept purchase, redemption or exchange orders for Fund shares. In such cases, when the intermediaries have received your order (and payment if necessary) prior to the close of trading on the NYSE, the order is processed at the NAV per share next calculated after receipt of the order by the intermediary. The Fund reserves the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders to be calculated at the same day’s NAV when the NYSE closes early.  The Board may, for any business day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the U.S. Securities and Exchange Commission (“SEC”).

Each security owned by the Fund that is listed on an exchange, except the NASDAQ National Market® and Small Cap® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market® and Small Cap® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilizes reported trades, dealer-supplied valuations and formula-based techniques.  Short-term instruments maturing within 60 days may be valued at amortized cost.  Swaps, such as credit default swaps, are valued by an independent pricing service.  If a security purchased on behalf of the Fund is not priced by an independent pricing service, the Advisor shall determine whether market quotations are readily available.  If market quotations are readily available, the Advisor shall obtain a price from an independent dealer based on the current closing bid price.

When market quotations are not readily available or are unreliable, any security or other asset is valued at its fair value as determined in good faith by the Advisor using procedures adopted by, and under the supervision of, the Board. The Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

In addition, the fair value procedures are also used to limit the Fund’s possible exposure to investors who engage in the type of market-timing trading that seeks to take advantage of possible delays between the change in the value of the Fund’s portfolio holdings and the reflection of the change in the NAV of the Fund’s shares (as further described in the “Arbitrage market timing” section). For example, if the Fund holds a portfolio security traded on a foreign exchange that

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closes prior to the time that the Fund calculates its NAV and an event that may affect the value of that foreign security occurs after the foreign market closes, the Advisor will review the closing price of the foreign security on the foreign exchange to determine whether the price at the foreign market close accurately reflects the market value of the foreign security at the time that the Fund calculates its NAV. Likewise, if the Fund holds a thinly traded security and there is not a significant amount of market activity on a trading day, the Advisor will review the closing price to determine if the closing price accurately reflects the market value of that thinly traded security. If the Advisor determines that the price at the foreign market close does not accurately reflect the market value of the foreign security when the Fund calculates its NAV or that the closing price of the thinly traded security does not accurately reflect the market value of the security at the time the Fund calculates its NAV, the Advisor will take steps to determine the fair value of the security.

The Fund’s fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The Fund may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Fund’s foreign investments, the third-party pricing services will provide revised values to the Fund.  The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated by using closing market prices.

If the Fund owns any foreign securities that are traded on foreign exchanges that are open on weekends or other days when the Fund does not price its shares, the value of the Fund’s portfolio securities may change on days when the Fund does not calculate its NAV and when shareholders will not be able to purchase or redeem Fund shares.

To the extent that the Advisor determines the fair value of a security, it is possible that the fair value determined by the Advisor will not exactly match the market price of the security when the security is sold by the Fund.

BUYING SHARES

You can buy shares directly from the Fund or through a financial services agent such as a bank, financial or investment advisor or broker-dealer, or other institution that the Fund has authorized to sell shares. If you maintain certain accounts at UMB, or another institution (such as a bank or broker-dealer) that has entered into an agreement with the Fund to provide services to its shareholders, you may purchase shares through your institution in accordance with its procedures. Please see “Transactions Through UMB Bank, n.a. and Other Financial Services Companies” below for more details.

TO OPEN AN ACCOUNT OR BUY ADDITIONAL SHARES DIRECTLY FROM THE FUND, JUST FOLLOW THESE STEPS:

TO OPEN AN ACCOUNT

By mail:

•	Complete and sign the account application or an IRA application. If you do not complete the application properly, your purchase may be delayed or rejected.

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•
Make your check payable to the “Scout Funds.” The Fund does not accept cash, money orders, third party checks, travelers checks, credit card checks, checks drawn on banks outside the United States or other checks deemed to be high risk.

•	For IRA accounts, please specify the year for which the contribution is made.

Mail your application and check to:

Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

By overnight courier, send to:

Scout Funds
803 West Michigan Street
Milwaukee, WI 53233-2301

By telephone:

You may not make your initial purchase by telephone.

By wire:

•	To purchase shares by wire, the Transfer Agent must have received a completed application and issued an account number to you. Call 1-800-996-2862 for instructions prior to wiring the funds.

•	Send your investment to UMB with these instructions:

UMB Bank, n.a.
ABA# 101000695
For Credit to the Scout Funds
A/C# 9871062406

For further credit to: investor account number; name(s) of investor(s); SSN or TIN; name of Fund to be purchased.

Online:

Visit the Fund’s web site, complete and electronically submit the online application. Accounts for third parties, trusts, corporations, partnerships and other entities may not be opened online and are not eligible for online transactions.

TO ADD TO AN ACCOUNT

By mail:

•	Complete the investment slip that is included in your account statement and write your account number on your check.

•	If you no longer have your investment slip, please reference your name, account number and address on your check, and the name of the Fund(s) in which you want to invest.

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•	Make your check payable to the “Scout Funds.”

Mail the slip and check to:

Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

By overnight courier, send to:

Scout Funds
803 West Michigan Street
Milwaukee, WI 53233-2301

By telephone:

•
You automatically have the privilege to purchase additional shares by telephone unless you have declined this service on your account application. You may call 1-800-996-2862 to purchase shares in an existing account.

•	Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

By wire:

Send your investment to UMB by following the instructions listed in the column to the left.

Online:

Visit the Fund’s web site and complete the online form to add to your account in amounts of $100 or more.

If your purchase request is received by the Transfer Agent or other authorized agent before the close of trading on the NYSE (usually 3:00 p.m. Central Time) on a day when the Fund is open for business, your request will be executed at that day’s NAV, provided that your application is in good order. “Good order” means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If your request is received after the close of trading, it will be priced at the next business day’s NAV. Shares purchased by wire will receive the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. The Fund reserves the right to modify the terms and conditions of purchase transactions at any time, without prior notice.  The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, your date of birth (for a natural person), your residential address or principal place of business, (as the case may be), and mailing address, if different, as well as your Taxpayer Identification Number (or Social

20

Security Number). Additional information is required for corporations, partnerships, trusts and other entities. Applications without such information will not be considered in good order. The Fund reserves the right to deny applications or redeem your account if the application is not in good order or they are unable to verify your identity.  The Fund has designated an Anti-Money Laundering compliance officer.

AUTOMATIC INVESTMENT PLAN (AIP)

To make regular investing more convenient, you can open an AIP with an initial investment of $100 and a minimum of $50 per transaction after you start your plan. Purchases made pursuant to an AIP may not exceed $50,000 per transaction. You tell us how much to invest for you every month or quarter. On the day you select (you may choose the 5th, 10th, 15th, 20th, or 25th of the month), that amount is automatically transferred from your checking or savings account. There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled, your AIP will be terminated and you will be responsible for any resulting losses to the Fund. Your AIP will also be terminated in the event two successive mailings to you are returned by the United States Post Office as undeliverable. If this occurs, you must call or write to reinstate your AIP. You can terminate your AIP at any time by calling the Fund at least five business days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

Additional Purchase Information

•	The Fund does not issue certificates for shares.

•
If your check or ACH purchase does not clear for any reason, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund or the Transfer Agent. The Fund may redeem shares you own in its or another identically registered Scout Fund account as reimbursement for any such losses.

•
You must provide the Fund with a Social Security Number or Taxpayer Identification Number and certify that the number is correct, as well as certify that you are a United States person (including a U.S. resident alien) and that you are not subject to backup withholding before your account can be established. If you do not provide these certifications on your account application, the Fund will be required to withhold and remit to the Internal Revenue Service (“IRS”) a percentage of dividends, capital gains distributions and redemptions as set forth in applicable IRS Rules and Regulations. The Fund must also withhold if the IRS instructs it to do so.

•
The Fund is only offered to residents of the United States. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Fund in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

•
The Fund will not accept your application if you are investing for another person as attorney-in-fact. The Fund will not accept applications that list “Power of Attorney” or “POA” in the registration section.

•	Once you place your order, you may not cancel or revoke it. The Fund may reject a purchase order for any reason.

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Transactions Through UMB Bank, n.a. and Other Financial Services Companies.  In addition to purchasing shares directly from the Fund, you may invest through financial services companies such as banks, trust companies, investment advisors or broker-dealers that have made arrangements to offer Fund shares for sale.  UMB Trust Department customers may purchase shares through their qualified accounts and should consult with their account officer for additional information and instructions.  Customers of other financial services companies should contact their account officers for appropriate purchase instructions.  Please note that your financial services company may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares than those described in this Prospectus.  In addition, these intermediaries may place limits on your ability to use services the Fund offers.  To determine whether you may purchase shares through your financial services company, contact the company directly.

Payments to Financial Services Companies.  To the extent that the financial services companies perform shareholder services such as transaction and shareholder recordkeeping, account administration and other services that would otherwise be provided by the Fund’s service providers, the Fund bears a portion of the costs of such arrangement and such costs are reflected in the Prospectus Fees and Expenses Tables and related expense ratio information published for the Fund.  The Advisor, at its own expense (that is, without additional cost to the Fund or its shareholders), may make payments to financial services companies as compensation for distribution and support services relating to the Fund.  This includes fees paid to UMB Financial Services, Inc. and UMB on Fund shares held in customer accounts for services rendered.  For example, the Advisor may make payments to gain access to mutual fund trading platforms or similar programs that facilitate the sale or distribution of mutual fund shares, and for related services provided in connection with such platforms and programs.  These platforms make Fund shares available through the financial services company’s sales system, and give access to the company’s sales representatives and customers; hence, providing “shelf-space” for the Fund.  The amount of the payments to different financial services companies may be different.  The aggregate amount of these additional payments could be substantial.  These additional payments may include amounts that are sometimes referred to as “revenue sharing” payments.  The payments may create an incentive for the recipient to recommend or sell shares of the Fund to you.  Please contact your financial intermediary for details about additional payments it may receive and any potential conflict of interest.

SELLING SHARES

When you purchase your shares directly from the Fund, you may redeem or exchange shares by the methods described below. You may also use any of these methods if you purchase your shares through an account at UMB, or another financial services agent and you appear on the Fund’s records as the registered account holder. These redemption instructions do not apply to Fund shares held in an omnibus account. You may redeem your shares of the Fund on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. There is a $13 fee for each wire transfer. The Fund normally pays redemption proceeds within two business days, but may take up to 7 days (or up to 15 days for shares recently purchased by check, while the Fund waits for funds to become available).

BY MAIL

•	Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to redeem, and how and where to send the proceeds.

•	Sign the request exactly as the shares are registered. All account owners must sign.

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•	Include a Medallion signature guarantee, if necessary (see pages 24-25).

•	Send your request to:

REGULAR MAIL

Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

OVERNIGHT COURIER

Scout Funds
803 West Michigan Street
Milwaukee, WI 53233-2301

BY TELEPHONE

•	You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

•	Call 1-800-996-2862, between 7:00 a.m. and 7:00 p.m. Central Time. You may redeem as little as $500 but no more than $50,000.

ONLINE

•	If you have registered for online transaction privileges, you may redeem shares online for any amount between $500 and $50,000.

Redemption requests received in “good order” before the close of the NYSE (usually 3:00 p.m. Central Time) on any day that the Fund is open for business will be processed at that day’s NAV. “Good order” means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order.  If you are attempting to redeem from unsettled purchases or uncollected funds, your request will be returned to you.

Please note that the Fund may require additional documents for redemptions by corporations, executors, administrators, trustees, guardians or other fiduciaries. If you have any questions about how to redeem shares, or to determine if a Medallion signature guarantee or other documentation is required, please call 1-800-996-2862.

SYSTEMATIC WITHDRAWAL PLAN (SWP)

You can have shares automatically redeemed from your account on a regular basis by using our SWP. You may take systematic withdrawals of between $50 and $50,000 on a monthly or quarterly basis, on the 5th, 10th, 15th, 20th, or 25th of the month. The proceeds of a withdrawal can be sent to your address of record, sent by electronic transfer to your bank or invested in another Scout Fund (minimum for auto-exchanges is $100). This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-996-2862 for assistance.

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Additional Redemption Provisions

•	Once we receive your order to redeem shares, you may not revoke or cancel it. The Fund cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

•
If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Any Fund services that you have selected, such as SWPs or AIPs, will be cancelled.

•	If you request that your redemption be sent via overnight delivery, we will deduct $15 from your account to cover the associated costs.

•
The Fund reserves the right to suspend the redemption of shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by the Fund is not reasonably practicable, the Fund cannot fairly determine the value of its net assets or the SEC permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.  Additional information is provided in the SAI.

•
Under certain circumstances, the Fund may pay your redemption “in-kind.” This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

Redeeming and Exchanging Through UMB Bank, n.a. and Other Institutions

If you purchase your shares through an account at UMB or another financial services agent, you must redeem or exchange them in accordance with the instructions governing that account. You should direct questions regarding these types of redemptions or exchanges to your account representative. Please note that when shares are purchased through UMB or another institution, you may be charged a fee by that institution for providing services in connection with your account.

Telephone Transactions

•
In times of drastic economic or market conditions, you may have difficulty redeeming shares by telephone. The Fund reserves the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.

•
The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The Fund uses procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Fund may implement other procedures from time to time. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

Medallion Signature Guarantees

The Fund will require the Medallion signature guarantee of each account owner in the following situations:

•	to change ownership on your account;

•	to send redemption proceeds to a different address than is currently on the account;

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•	to have the proceeds paid to someone other than the account’s owner;

•	to transmit redemption proceeds by federal funds wire or ACH to a bank other than your bank of record;

•	to add telephone privileges;

•	to change the name on your account due to marriage or divorce;

•	to transfer your Fund IRA to another fund family (on the IRA transfer form); or

•	if a change of address request has been received by the Transfer Agent within the last 60 days.

A Medallion signature guarantee request may not be sent by facsimile.

The Fund requires Medallion signature guarantees to protect both you and the Fund from possible fraudulent requests to redeem shares. You can obtain a Medallion signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor. Medallion signature guarantee requirements also apply to certain transactions on accounts involving executors, administrators, trustees or guardians. To determine if a Medallion signature guarantee is required, please call 1-800-996-2862.

Small Accounts. All Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Fund reserves the right to close an account when your account balance falls below $1,000 for reasons other than a change in the market value. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $1,000. This provision does not apply to accounts held through financial services agents, retirement plan accounts, active AIPs or UGMA/UTMA accounts.

EXCHANGING SHARES

Fund to Fund Exchange. You may exchange shares in one Scout Fund for shares in another Scout Fund in writing, online, or by calling the Transfer Agent at 1-800-996-2862 between 7:00 a.m. and 7:00 p.m. Central Time. The minimum amount you may exchange is $1,000 (or the initial minimum investment requirement).

The following additional rules and guidelines apply:

•	Each account must be registered identically;

•
You must meet the Fund’s initial and subsequent investment minimums; the shares of the account you are exchanging in/out of must have a value of at least $2,500 when initiating an automatic exchange; and

•
You may open a new account or purchase additional shares by exchanging shares from an existing Fund account. New accounts opened by exchange will have the same registration as the existing account and are subject to the minimum initial investment requirements.

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Additional documentation and a Medallion signature guarantee may be required for exchange requests from accounts registered in the name of a corporation, partnership or fiduciary. Please call 1-800-996-2862 to determine if a Medallion signature guarantee or other documentation is required.

If your order is received before close of trading on the NYSE (usually 3:00 p.m. Central Time) it will be processed at that day’s NAV. Please note that the exchange of shares results in the sale of one Scout Fund’s shares and the purchase of another Scout Fund’s shares. As a result, an exchange could result in a gain or loss and a taxable event for you. The Fund may change or temporarily suspend the exchange privilege during unusual market conditions.

AUTOMATIC EXCHANGES

You can authorize automatic monthly exchanges ranging from $100 to $50,000 from one Scout Fund account to another identically registered Scout Fund account. The exchange will take place on the 5th, 10th, 15th, 20th, or 25th of the month, as selected by you. Exchanges will continue until all shares have been exchanged or until you terminate the service. You must own shares in an open account valued at $2,500 or more when you first authorize monthly exchanges. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

MARKET TIMING

The Fund is not to be used as a vehicle for short-term trading or market timing, and therefore, the Fund will not honor requests for purchases or exchanges by shareholders who identify themselves as market timers or are identified by the Fund as engaging in a pattern of frequent trading potentially injurious to the Fund. “Frequent trading potentially injurious to the Fund” is a sale or exchange of Fund shares exceeding a designated monetary threshold within a designated number of days of the purchase of such Fund shares.

The Fund believes that frequent trading strategies or market timing may adversely affect the Fund and its shareholders. A pattern of frequent trading or market timing may interfere with the efficient management of the Fund’s portfolio, materially increase the Fund’s transaction costs, administrative costs or taxes, and/or impact Fund performance.

In order to reduce the risks of frequent trading and market timing, the Fund’s Board has adopted, and management has implemented, policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions (or exchanges) of Fund shares in order to protect long-term Fund shareholders. The Fund reserves the right to restrict, reject, suspend, limit or terminate, without prior notice, the purchase or exchange privilege of any investor, or any financial intermediary firm, who appears to be employing a frequent trading or market-timing strategy or for any other reason.

The Fund maintains surveillance procedures to detect frequent trading or market timing of Fund shares. As part of this surveillance process, the purchase and subsequent sale or exchange of Fund shares exceeding the monetary threshold for transactions within a designated time period are examined. To the extent that transactions exceeding the monetary threshold within a designated time period are identified, the Fund will place a “block” on the account (and may also block the accounts of clients of the particular advisor or broker considered responsible for the trading). The Fund may modify its surveillance procedures and criteria from time to time without prior notice, subject to Board approval, as necessary or appropriate to improve the detection of frequent trading or to address specific circumstances. In the case of financial intermediaries, the application of the surveillance procedures will be subject to the limitations of the intermediaries’ monitoring systems and/or ability to provide sufficient information from which to detect patterns of frequent trading

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potentially injurious to the Fund. The Fund also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence.

Management has determined that certain short-term purchases and redemptions (or exchanges) are not disruptive or harmful to the Fund’s long-term shareholders, such as transactions conducted through systematic investment or withdrawal plans or certain asset allocation program transactions, and therefore such transactions generally are not subject to the surveillance procedures. Additional exceptions may be granted where extraordinary or unique circumstances indicate that a transaction (or series of transactions) does not adversely affect the Fund or its shareholders and is not part of a frequent trading or market timing strategy. Any such exceptions are subject to advance approval by the Fund’s President, among others, and are subject to oversight by the Chief Compliance Officer and the Board.

The portfolio securities of the Fund may make the Fund more susceptible to frequent trading or market timing strategies. Some foreign securities in which the Fund has authority to invest or some thinly traded securities in which the Fund may invest could subject the Fund to “arbitrage market timing,” as described below.

Market timing through financial intermediaries. Shareholders are subject to the Fund’s policy prohibiting frequent trading or market timing regardless of whether they invest directly with the Fund or indirectly through a financial intermediary such as a broker-dealer, a bank, an investment advisor or an administrator or trustee of a 401(k) retirement plan that maintains an omnibus account with the Fund for trading on behalf of its customers. To the extent required by applicable regulation, the Fund or the Transfer Agent enter into agreements with financial intermediaries under which the intermediaries agree to provide information about Fund share transactions effected through the financial intermediary.  While the Fund monitors accounts of financial intermediaries and will encourage financial intermediaries to apply the Fund’s policy prohibiting frequent trading or market timing to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s policy prohibiting frequent trading with respect to customers of financial intermediaries. In certain circumstances, the Fund may determine that a financial intermediary’s frequent trading policies sufficiently protect Fund shareholders even though they may be different than the Fund’s policies.  In those instances the Fund may not require the financial intermediary to enforce the Fund’s policies.  Please contact your financial intermediary for details regarding your financial intermediary’s frequent trading policies and any related restrictions.

Certain financial intermediaries may also be limited with respect to their monitoring systems and/or their ability to provide sufficient information from which to detect patterns of frequent trading potentially injurious to the Fund. For example, should it occur, the Fund may not be able to detect frequent trading or market timing that may be facilitated by financial intermediaries or it may be more difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. In certain circumstances, financial intermediaries such as 401(k) plan providers may not have the technical capability to apply the Fund’s policy prohibiting frequent trading to their customers.  Reasonable efforts will be made to identify the financial intermediary customer engaging in frequent trading. Transactions placed through the same financial intermediary that violate the policy prohibiting frequent trading may be deemed part of a group for purposes of the Fund’s policy and may be rejected in whole or in part by the Fund.  However, there can be no assurance that the Fund will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

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Arbitrage market timing.  To the extent the Fund invests in foreign securities that are traded on foreign exchanges or securities that are thinly traded, the Fund may be exposed to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change of the value of the Fund’s portfolio holdings and the reflection of the change in the NAV of the Fund’s shares, sometimes referred to as “arbitrage market timing.” For example, the Fund may hold portfolio securities that are traded on a foreign exchange that closes prior to the time that the Fund calculates its NAV. If an event that affects the value of that foreign security occurs prior to the time that the Fund calculates its NAV, the closing price of the foreign security may not accurately represent the value of the foreign security at the time the Fund calculates its NAV. Likewise, if the Fund invests in a security that is thinly traded, the closing price of that security may not accurately represent the market value of that security at the time the Fund calculates its NAV. There is the possibility that such “arbitrage market timing” trading, under certain circumstances, may dilute the value of the Fund’s shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs that do not reflect the appropriate fair value prices of those portfolio securities. To reduce the risk of arbitrage market timing, the Fund has procedures to determine the fair value of a portfolio security if there is an indication that, for example, a closing price on a foreign market or closing price of a thinly traded security may not reflect the accurate market value of the security.

MAKING CHANGES TO YOUR ACCOUNT

You may call or write us to make changes to your account.

Name Changes. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or divorce decree, as applicable, or have your signatures Medallion guaranteed.

Address Changes. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the Transfer Agent with any changes at 1-800-996-2862.

Transfer of Account Ownership. Send us a letter including your account number, number of shares or dollar amount that are being transferred along with the name, date of birth, address and Social Security Number of the person to whom the shares are being transferred. The letter must be signed by all living registered owners. You will also need to include a Medallion signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-996-2862 to determine what additional documents are required.

SPECIAL FEATURES AND SERVICES

RETIREMENT AND SAVINGS ACCOUNT OPTIONS

The Fund offers a variety of retirement and savings accounts for which UMB serves as trustee or custodian. These accounts may offer tax advantages. For information on establishing retirement accounts, please call 1-800-996-2862. You should consult with your legal and/or tax advisor before you establish a retirement account.

The Fund currently offers the following kinds of retirement plans and savings account:

•	Traditional IRA (including spousal IRA)

•	Rollover IRA

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•	Roth IRA

•	SEP-IRA

•	Coverdell Education Savings Account

ACH TRANSACTIONS

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-996-2862. Subsequent ACH transactions placed by telephone must be for at least $100 and may not exceed $50,000.

AUTOMATED TELEPHONE SERVICE

The Fund offers 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Fund, gives you account balances and history (e.g., last transaction, portfolio manager perspective and latest dividend distribution) and allows you to transact on your account. To access the automated system, please call 1-800-996-2862.

OTHER SHAREHOLDER INFORMATION

WEB SITE

You can obtain the most current Prospectus and, when available, shareholder reports for the Fund, as well as current performance information, applications and other Fund information by visiting the Fund’s web site at scoutfunds.com.

In addition, you may enroll on the Fund’s web site to establish online transaction privileges, which will enable you to buy, sell or exchange shares of the Fund online. In order to conduct online transactions, you must have telephone transaction privileges. You will be required to enter into a user’s agreement during the enrollment process in order to initiate online transaction privileges. Payment for purchase of shares online may be made only through an ACH debit of your bank account. Therefore, to purchase shares online, you must also have ACH instructions on your account. If you open an account online, any redemption proceeds will only be sent to you via ACH or wire to the account from which the initial proceeds were drawn. Otherwise, redemption proceeds may be sent by check, wire or ACH transfer to the address or bank account of record.

You should be aware that the Internet is an unsecured, unstable and unregulated environment. Your ability to use the Fund’s web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Fund and its service providers have established certain security procedures, the Fund, its Distributor and its Transfer Agent cannot assure you that inquiries, account information or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may also be times when the Fund’s web site is unavailable for transactions or other purposes. Should this occur, you should consider buying, selling or exchanging shares by another method. As long as they follow their security procedures, neither the

29

Fund, its Transfer Agent or its Distributor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information. In addition, as long as they follow their security procedures, neither the Fund, its Transfer Agent or its Distributor will be liable for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

SHAREHOLDER COMMUNICATIONS

Confirmations. You will receive a confirmation each time you buy, sell or exchange Fund shares. AIP participants receive quarterly confirmations of all automatic transactions.

Quarterly and Annual Statements. You will receive a quarterly statement listing all distributions, purchases and redemptions of Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

Please review your statement and notify us immediately if there are any discrepancies in the information. You must contact the Fund in writing regarding any errors or discrepancies on your statement within 90 days of the date of the statement confirming a transaction. The Fund reserves the right to deny your ability to refute a transaction if you fail to notify the Fund within such 90 day time period.

Semi-Annual and Annual Reports. The Fund sends Semi-Annual and Annual Reports to its shareholders. These reports provide financial information on your investments and give you a “snapshot” of the Fund’s portfolio holdings at the end of its semi-annual and fiscal year periods. Additionally, the Annual Report discusses the factors that materially affected the Fund’s performance for its most recently completed fiscal year, including relevant market conditions and the investment strategies and techniques that were used.

Prospectus. Each year, the Fund will send all record shareholders a current Prospectus. Please read the Prospectus and keep it for future reference.

Form 1099. Each year you will receive a Form 1099, showing the source of distributions for the preceding year, and a Form 1099 showing the shares you sold during the year.

Form 5498. If you contributed to an IRA during the year you will receive a Form 5498 verifying your contribution.

You may elect to receive confirmations, statements and/or Annual and Semi-Annual Reports via email by completing and submitting the consent form on the Fund’s web site.

HOUSEHOLDING

To help lower the Fund’s expenses, we attempt to eliminate duplicate mailings of Prospectuses, Annual and Semi-Annual Reports to shareholders. When two or more Fund shareholders have the same last name and address, we may send just one copy of a Prospectus, Annual or Semi-Annual Report to that address rather than mailing separate documents to each shareholder. You can elect to receive individual copies of these regulatory mailings at any time by calling 1-800-996-2862. The Fund will begin sending you individual copies of these regulatory mailings within 30 days after your request.

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TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS

The Fund may authorize one or more brokers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Fund’s behalf. In these cases, the Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund’s NAV next computed after it is received in good order by the financial services agent or sub-agent. The Fund has agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. Designated financial services agents and sub-agents are contractually obligated and responsible for transmitting orders that are accepted by them prior to the close of trading on the NYSE (usually 3:00 p.m. Central Time) and payment for the purchase of shares to the Transfer Agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code.  As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you.

A dividend from net investment income represents the income the Fund earns from dividends and interest received on its investments, after payment of the Fund’s expenses. A capital gain arises from the increase in the value of a security that the Fund holds. The Fund’s gain is “unrealized” until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year.

The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends semi-annually, usually in June and December.

The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.  The Fund will automatically reinvest your dividends and capital gains distributions in additional Fund shares unless you elect to have them paid to you in cash or directed toward an investment in another Scout Fund. If you elect to have your distributions paid in cash, the Fund will send a check to your address of record.

Annual Statements.   Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Fund makes every effort to reduce the number of corrected forms mailed to you.  However, if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid “Buying a Dividend.” At the time you purchase your Fund shares, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of

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such amounts, although constituting a return of your investment, would be taxable.  Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”  To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest by calling 1-800-996-2862.

TAXES

Fund Distributions.  The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of net investment income and short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Scout Fund is the same as a sale.  Your gain or loss is calculated by subtracting from the gross proceeds from such sale or redemption your cost basis.  The cost basis of your shares will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out, unless you instruct the Fund to use a different calculation method.  If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.  Tax-advantaged retirement accounts will not be affected.

Medicare Tax.  An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding.  By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors.  Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. withholding tax is provided for capital gain dividends paid by the Fund from long-term capital gains, if any.  It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for short-term capital gain dividends and interest-related dividends paid by the Fund from its qualified net

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interest income from U.S. sources that were effective for distributions with respect to taxable years that began before January 1, 2014 or, if reinstated, whether such exemptions would have retroactive effect.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements.  Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.  Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

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The following information is not part of the Prospectus.

THE SCOUT FUNDS PRIVACY POLICY

The Scout Funds are committed to the belief that maintaining the confidentiality of our shareholders’ information is at the core of our relationship with our shareholders. We promise that we will protect your confidential information as set forth in this Privacy Policy.

INFORMATION WE COLLECT

The Scout Funds collect and retain information about you only when we reasonably believe that the information will assist us in managing your accounts. One of the main reasons we collect certain information is to protect your account and to identify you when we conduct transactions for you. The information will also be used to comply with certain laws and regulations that may apply to us and to help us understand your financial needs as we design or improve our products and services. We will also use your information to administer your account and transactions and to provide you with products and services that will best assist you. We collect nonpublic personal information about you from the following sources:

•	your application or other forms, correspondence or conversations (examples include name, date of birth, address and Social Security Number); and
•	your transactions with us (examples include account activity and balances).

INFORMATION WE DISCLOSE

We understand that you expect the personal information you have entrusted to us to be handled with great care. We may share information about you with our affiliates in order for our affiliates to provide customer service, to process transactions, or to manage accounts for you. The types of affiliates with whom we share information include banks, investment advisors and other financial service providers. We share only information about our experiences or transactions involving you or your account, such as your name, address, Social Security Number, account activity and account balances.

The Scout Funds do not disclose nonpublic personal information about our shareholders to nonaffiliated third parties, except as permitted by applicable law. In compliance with applicable laws, we may share nonpublic personal information with nonaffiliated third parties that perform services on our behalf or to other financial institutions with which we have joint marketing agreements. In all cases, your information is strictly protected. Each agreement requires that service providers keep the information strictly confidential and use it only for the purpose for which it was intended.

The personal information of former shareholders is treated in the same manner as the information of current shareholders.

CONFIDENTIALITY AND SECURITY

The Scout Funds restrict access to nonpublic personal information about you to those employees who need to know the information in order to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

THE FOREGOING INFORMATION IS NOT PART OF THE PROSPECTUS.

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SCOUT INVESTMENTS

Scout Equity Opportunity Fund (SEOFX)

INVESTMENT ADVISOR
Scout Investments, Inc.
Kansas City, Missouri

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Kansas City, Missouri

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a.
Kansas City, Missouri

DISTRIBUTOR
UMB Distribution Services, LLC
Milwaukee, Wisconsin

TRANSFER AGENT
UMB Fund Services, Inc.
Milwaukee, Wisconsin

ADDITIONAL INFORMATION

The SAI contains additional information about the Fund and is incorporated by reference into this Prospectus. The Fund’s Annual and Semi-Annual Reports to shareholders contain additional information about the Fund’s investments. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.  Annual and Semi-Annual Reports are not yet available for the Fund because, prior to the date of this Prospectus, the Fund had not yet commenced investment operations.

You may obtain a free copy of these documents by contacting the Fund by telephone, mail or e-mail as provided on this page. The Fund also makes copies of these documents available free of charge on its web site at scoutfunds.com.  You also may call the toll-free number provided to request other information about the Fund and to make shareholder inquiries.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available in the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520.

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SCOUT INVESTMENTS
P.O. Box 1241
Milwaukee, WI 53201-1241

1-800-996-2862

scoutfunds@scoutinv.com

scoutfunds.com

SCOUT, SCOUT INVESTMENTS, SEE FURTHER, the Scout design, and the Ribbon design – Reg. U.S. Tm. Off.

SEC REGISTRATION NUMBER

811-09813  Scout Funds

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PART B

SCOUT INVESTMENTS

Scout Equity Opportunity Fund (SEOFX)

STATEMENT OF ADDITIONAL INFORMATION

March 28, 2014

This Statement of Additional Information (“SAI”) is not a Prospectus but should be read in conjunction with the current Prospectus of the Scout Equity Opportunity Fund (the “Fund”) dated March 28, 2014.  When issued, portions of the Fund’s Annual Report to Shareholders will be incorporated by reference into this SAI.  To obtain a free copy of the Prospectus or any Annual or Semi-Annual Report to shareholders (when available), please call the Fund toll-free at 1-800-996-2862.

SCOUT, SCOUT INVESTMENTS, SEE FURTHER, the Scout design, and the Ribbon design – Reg. U.S. Tm. Off.

INTRODUCTION

The Fund is a series of Scout Funds, a Delaware statutory trust (the “Trust”).  The Trust is registered and classified as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund operates as a separate mutual fund with shares that are offered for purchase and redemption on an ongoing basis.  The Fund is the only series of the Trust that is discussed in this SAI.  The Fund’s investment advisor is Scout Investments, Inc., a Missouri corporation (the “Advisor”), which is a wholly-owned subsidiary of UMB Financial Corporation.  Effective July 1, 2009, the Trust’s name was changed from “UMB Scout Funds” to “Scout Funds.”

This SAI supplements the information contained in the Prospectus for the Fund.  The Prospectus outlines the investment objective, principal investment strategies and principal risks of the Fund, as well as various policies relating to the purchase and redemption of shares.  This SAI contains additional information about the operation of the Fund, including additional information about:

•	Investment Policies;
•	Risk Factors; and
•	Investment Restrictions.

INVESTMENT POLICIES AND RISKS

Ability to Change Investment Objective and Policies

The Fund’s investment objective and policies are matters of non-fundamental policy, which means that the Board of Trustees of the Trust (the “Board”) can modify the investment objective and policies without obtaining the approval of shareholders.  By establishing investment policies as non-fundamental, the Board has greater flexibility to implement investment policy changes that it deems to be advisable and in the best interests of shareholders.  The Fund is also subject to certain fundamental investment restrictions that cannot be changed without shareholder approval, as required by law.

Diversification

The Fund is classified under the 1940 Act as a “diversified” fund.  Under the 1940 Act, if a fund is classified as a diversified fund, it means that the fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities issued by investment companies) or purchase more than 10% of the voting securities of any one issuer.  The Fund may not change its classification from diversified to non-diversified unless the change is approved by a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).

The Fund intends to satisfy the portfolio diversification requirements that are applicable to mutual funds under the Internal Revenue Code of 1986, as amended (the “Code”).

Investment Strategies

The following information supplements the discussion of the Fund’s investment objective, policies and techniques that are described in the Fund’s Prospectus.  Generally, the policies and restrictions discussed in this SAI and in the Prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund’s policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation, with the exception of the Fund’s limitations on borrowing as described herein.

To seek its objective of long-term growth of capital, the Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.  Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs.

The Fund may invest directly in common stocks or invest indirectly by purchasing shares of other investment companies (including exchange-traded funds (“ETFs”)) and real estate investment trusts (“REITs”), or through the purchase of depositary receipts.  The equity securities in which the Fund may invest also include preferred stocks, convertible securities, rights and warrants.  The Fund may invest in companies of any size, including larger, mid-sized and smaller companies, including initial public offerings (“IPOs”).  The Fund will primarily invest in U.S. companies, but may invest up to 20% of its assets in foreign companies, including those located in developing countries or emerging markets.  The Fund’s investments in foreign companies may include depositary receipts (such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or International Depositary Receipts (“IDRs”)).

The Fund defines “emerging market companies” as companies domiciled in emerging market countries or companies that derive a majority of their revenue from emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries included in the MSCI Emerging Markets Index or MSCI Frontier Markets Index. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.  An emerging market or developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product.  Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of emerging market or developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities.  Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries.

The Fund may invest in securities that are not listed on an exchange.  Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock.  This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited.  When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

The Fund may invest up to 20% of its net assets in fixed income securities.  The fixed income instruments in which the Fund may invest can be of varying maturities and include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.  The Fund may invest in both investment grade securities and non-investment grade fixed income securities, also known as high yield securities or “junk” bonds.  Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard & Poor’s Financial Services LLC (“S&P®”).  The Fund is also authorized to invest in fixed income securities of foreign companies as described above.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions.  The Fund will not engage in forward foreign currency exchange contracts for speculative purposes.

Common Stocks.  Common stocks are equity securities that represent a proportionate share of the ownership of a company.  The value of common stocks is based on the success of a company’s business, any income paid to stockholders, the value of the company’s assets, and general market conditions.

Preferred Stocks.  Preferred stocks also are equity securities.  Generally, preferred stockholders receive dividends prior to distributions to common stockholders and usually have a priority of claim over common stockholders if the company is liquidated.  Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock.  In order to be payable, dividends on preferred stock must be declared by the company’s board of directors.  Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors.  There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Convertible Securities.  The Fund may invest without limitation in convertible securities of any rating, including below investment grade securities, or in unrated convertible securities.  Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged.  Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk and may be less volatile than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In selecting convertible securities, the Advisor will consider, among other factors: the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

Warrants and Rights.  The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  The prices of warrants do not necessarily correlate with the prices of the underlying shares.  The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.  Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Depositary Receipts. The Fund may purchase depositary receipts, which include ADRs, EDRs, GDRs and IDRs, whether they are “sponsored” or “unsponsored.”  Depositary receipts are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  “Sponsored” depositary receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” depositary receipts are issued without participation of the issuer of the deposited security.  Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter (“OTC”). While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs, GDRs and IDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. EDRs, GDRs and IDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

ETFs.  To manage cash flows and maintain desired exposure to appropriate equity or fixed income markets, the Fund may purchase and sell shares of ETFs.  An ETF is an investment company the shares of which trade throughout the day on an exchange, and whose goal is typically to track or replicate a particular index representing a particular sector, market or global segment.  By investing in ETFs that track a particular index, the Fund can quickly employ any new cash to obtain exposure to a broadly diversified index-based investment portfolio.

In connection with its investment in ETFs, the Fund will incur various costs that shareholders will ultimately bear.  The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs to shareholders.  In addition, the Fund is subject to other fees as an investor in ETFs including, but not limited to, trustees’ fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the ETF shares.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two.  Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Fund only invests in ETFs that are federally registered investment companies, so the Fund’s investments in ETFs are subject to its investment policies limiting the percentage that it can invest in other investment companies.

Other Investment Companies. The Fund is authorized to purchase shares of other investment companies, such as mutual funds (including money market funds) or ETFs, subject to certain percentage limits set forth in the 1940 Act.  Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof), except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits in other investment companies.  The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.  Investments in other investment companies are considered by the Fund to be investments in common stocks, provided the other investment company focuses its investments in equity securities.

REITs.  REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

Money Market Investments.  The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses.  The Fund may also invest in shares of one or more money market funds, as described above.  There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing a higher percentage of its assets in cash or in those types of money market investments for temporary, defensive purposes.  During those times, the Fund may not be able to pursue its investment objective and, instead, will focus on preserving your investment.  The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

(1)	direct obligations of the U.S. government such as bills, notes and other debt securities issued by the U.S. Treasury;

(2)
certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation (“FDIC”) or holding companies of such banks;

(3)
commercial paper of companies rated P-2 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or A-2 or higher by S&P®, or if not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P®;

(4)	short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody’s or AA or higher by S&P®;

(5)
negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

(6)	repurchase agreements secured by issues of the U.S. Treasury or U.S. government and other collateral acceptable to the Advisor.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund.  The Fund is specifically authorized to enter into repurchase agreements, notwithstanding the fundamental investment restriction that prohibits the Fund from making loans.  The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the FDIC, and with certain securities dealers who meet the Advisor’s credit standards. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Currency Transactions.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar.  This method of protecting the value of the Fund’s investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.  It establishes a rate of exchange that one can achieve at some future point in time.  Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund’s dealings in forward foreign currency transactions will be limited to hedging involving either specific transactions or portfolio positions.  Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Fund or the payment of dividends and distributions by the Fund.  Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency.  The Fund will not speculate in foreign forward exchanges.  Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above its anticipated devaluation level.

Fixed Income Securities – General Description.  Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities.  The Fund may invest up to 20% of its net assets in zero-coupon, step-coupon and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash.  Because these securities do not pay current cash income, their price can be volatile when interest rates fluctuate and an investment in these securities generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments.  Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.  If the issuer defaults, the Fund may not obtain any return on its investment.  These securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals.

Federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify for treatment as a “regulated investment company” under the Code and avoid excise tax, the Fund may be required to distribute a portion of such discount and may be required to dispose of other portfolio securities (which may occur in periods of adverse market prices) in order to generate cash to meet these distribution requirements.

Non-Investment Grade Debt Securities (High Yield Securities). The Fund’s investments in fixed income securities may include investments in non-investment grade or high yield securities.  Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by S&P®.  Please see the “Fixed Income Securities Ratings” and “State, Municipal Notes and Tax-Exempt Demand Notes Ratings” sections of this SAI for a discussion of securities ratings.

Variable- or Floating-Rate Securities. The Fund may invest in securities which offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily a percentage of a bank’s prime rate or is determined by reference to the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates or some other objective measure.

Variable- or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days’ notice. In other cases, the demand feature is exercisable at any time on 30 days’ notice or on similar notice at intervals of not more than one year. Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. When considering the maturity of any instrument which may be sold or put to the issuer or a third party, the Fund may consider that instrument’s maturity to be shorter than its stated maturity.

Variable-rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded. There generally is not an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

The Fund will not invest more than 15% of its net assets in variable- and floating-rate demand obligations that are not readily marketable (a variable- or floating-rate demand obligation that may be disposed of on not more than seven days’ notice will be deemed readily marketable and will not be subject to this limitation). In addition, each variable- or floating-rate obligation must meet the credit quality requirements applicable to all of the Fund’s investments at the time of purchase. When determining whether such an obligation meets the Fund’s credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

In determining its weighted average portfolio maturity, the Fund will consider a floating- or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider (i) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature, (ii) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand, and (iii) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand. Variable- and floating-rate securities generally are subject to less principal fluctuation than securities without these attributes since the securities usually trade at par following the readjustment in the interest rate.

When-Issued, Delayed Delivery and Forward Commitment Securities.  The Fund may from time to time purchase securities on a “when-issued,” “delayed delivery” or “forward commitment” basis. The price of securities purchased on a when-issued, delayed delivery or forward commitment basis is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by the Fund to the issuer, no interest is accrued on debt securities and no dividend income is earned on equity securities.  At the time the Fund makes the commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and reflect the value of the security in determining its net asset value.

When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. When-issued, delayed delivery or forward commitment securities involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments.  When-issued, delayed delivery or forward commitment transactions also are subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments to the Fund.  The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed.  If the Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.  When-issued, delayed delivery or forward commitment securities may be sold or renegotiated prior to the settlement date, which may result in a gain or loss.

The Fund will segregate or “earmark” assets, marked-to-market daily, that the Advisor determines to be liquid in accordance with procedures adopted by the Board that are equal to the value of the Fund’s obligations on the settlement date for when-issued, delayed delivery or forward commitment securities. Such segregated or “earmarked” securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued, delayed delivery or forward commitment securities, the Fund will meet its obligations from then available cash flow, sale of the securities so segregated or earmarked as described above, sale of other securities or from the sale of the when-issued, delayed delivery or forward commitment securities themselves (which may have a market value greater or less than the Fund’s payment obligation).

Tender Option Bonds.  The Fund may purchase tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of its portfolio.  Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

Strip Bonds.  Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

Defaulted Securities.  The Fund may invest in defaulted securities. The Fund will invest in defaulted securities only when the Advisor believes, based upon its analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation.

Illiquid and Restricted Securities.  The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid.   A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the Securities Act of 1933, as amended (the “1933 Act”), and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale.  Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under Rule 144A of the 1933 Act, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

Securities Lending.  In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions.  In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund’s total assets (including the loan collateral).  Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations.  However, the Fund does not presently intend to engage in such lending.

Options on Securities.

General Description.  The Fund may purchase put options and purchase and write (i.e., sell) call options for hedging purposes, in order to generate additional income or as a means of taking a position in a security deemed attractive by the Advisor.  The Fund will purchase or write options only on equity securities that are traded on national securities exchanges or that are listed on NASDAQ. The Fund may purchase put and write call options only on equity securities which are held in the Fund’s investment portfolio or to close out positions. Additionally, the Fund may purchase call options on securities which are not in the Fund’s portfolio or to close out positions.  The Fund does not currently intend to (a) write call options if immediately after any such transaction, the aggregate value of the securities underlying the calls would exceed 20% of the Fund’s net assets, or (b) purchase put or call options if, immediately after such purchases, the premiums paid for all such options owned at the time would exceed 5% of the Fund’s net assets. The Fund does not currently intend to write put options except to close out positions.  Derivative instruments that provide exposure to equity securities may be used to satisfy the Fund’s 80% investment policy.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option for American options or only at expiration for European options. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.

If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily.

Writing Covered Call Options.  The Fund may write (sell) “covered” call options (and purchase options to close out options previously written by the Fund) to generate additional income from option premiums. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security underlying the option. Covered call options will generally be written on securities which, in the opinion of the Advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.  The Fund will write only covered call options. This means that the Fund will only write a call option on a security which the Fund already owns. The Fund does not currently intend to write call options on when-issued securities.

Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund’s investment objective. The writing of covered call options is a conservative investment technique that the Advisor believe involves relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do), but capable of enhancing the Fund’s total return.  In determining whether a particular call option should be written on a particular security, the Advisor will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security.

Call options written by the Fund will normally have expiration dates of less than nine months from the date written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases additional brokerage commissions will be incurred.

Purchasing Put Options.  The Fund may purchase put options on an underlying security owned by the Fund.  The  Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities. The example of such use of put options is provided below. The Fund does not currently intend to purchase options for leverage purposes and generally expects to commit no more than 5% of its assets to premiums when purchasing put options.

The Fund may purchase a put option on an underlying security (a “protective put”) owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of its security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Advisor deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

Writing Put Options.  The Fund does not currently intend to write put options except to close out transactions as described above.

Purchasing Call Options.  The Fund may purchase call options. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities. Examples of such uses of call options are provided below. The Fund does not currently intend to purchase options for leverage purposes and generally expects to commit no more than 5% of its assets to premiums when purchasing call options.

Call options may be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to fix its cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of stock that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund may also purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund’s current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

Coverage of Options.  The following is a summary of the general coverage requirements for options.  Please refer to the sections above for the specific investments of the Fund.  The Fund will comply with the regulatory requirements of the U.S. Securities and Exchange Commission (“SEC”) with respect to coverage of options positions by registered investment companies and, if the guidelines so require, will set aside cash and/or other permissible liquid assets in a segregated account or otherwise cover its potential obligations in the amount prescribed. Liquid assets segregated or “earmarked” cannot be sold while the options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

The Fund will “cover” its obligations when it writes call options or put options. In the case of a call option on an equity security, the option is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Advisor, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund.  A call option on a security is also “covered” if the Fund does not hold the underlying security or have the right to acquire it, but the Fund segregates or “earmarks” assets determined to be liquid by the Advisor in an amount equal to the contract value of the position (minus any collateral deposited with a broker-dealer), on a mark-to-market basis (a so-called “naked” call option).

A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Advisor. A put option on a security is covered if the Fund segregates or “earmarks” assets determined to be liquid by the Advisor equal to the exercise price. A put option is also covered if the Fund holds a put on the same security as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Advisor. Obligations under written call and put options so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restrictions concerning senior securities and borrowings.

A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or where the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Policy Regarding Fund Name.  As the Fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements.

Summary of Risks

The following risk factors are in addition to the risk factors included in the Prospectus.

Market Risk Factors. The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single corporate borrower or security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in the general outlook for corporate earnings, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry, or a particular segment, such as mortgage or government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund’s securities will participate in or otherwise benefit from the advance.

In recent years, U.S. and international markets have experienced dramatic volatility. As a result, the securities markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Accordingly, the risks of investing in certain securities have increased.

Mid Cap and Small Cap Company Risk Factors.  While mid cap and small cap companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, mid and small cap company securities have been more volatile in price than large cap company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of mid and small cap companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of mid and small cap companies to changing economic conditions.  In addition, mid and small cap companies may lack depth of management, be unable to generate funds necessary for growth or development, have limited product lines or be developing or marketing new products or services for which markets are not yet established and may never become established.  Mid and small cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate.

The Fund may have significant investments in relatively new or unseasoned companies that are in their early stages of development, or in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies.

IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger. Although IPO investments may have had a positive impact on the Fund’s performance in the past, there can be no assurance that the Fund will have favorable IPO investment opportunities in the future.

Value Investing Risk Factors.  Value securities may not increase in price as anticipated by the Advisor, and may even decline further in value, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, or if the events or factors that the Advisor believes will increase a security’s market value do not occur.  A value bias may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered “cheaply” priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (such as growth companies that have recently stumbled to levels considered “cheap” in the Advisor’s opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore undervalued, by the market or losing more value.

Growth Investing Risk Factors.  Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Leveraged Companies Risk Factors. Securities of leveraged companies tend to be more sensitive to issuer, political, market and economic developments than the market as a whole and the securities of other types of companies. A decrease in the credit quality of a highly leveraged company can lead to a significant decrease in the value of the company’s securities. Highly leveraged companies can have limited access to additional capital, which can limit their ability to capitalize on attractive business opportunities and make it more difficult for them to weather challenging business environments. Companies with lower-quality debt or highly leveraged capital structures may be undergoing difficult business circumstances. These companies may face a greater risk of liquidation, reorganization or bankruptcy than companies without lower-quality debt or with lower levels of leverage. In the event of liquidation, reorganization or bankruptcy, a company’s creditors generally take precedence over the company’s stockholders, which makes recovery of those stockholders’ investment relatively less likely.

Management Risk Factors. The Advisor’s judgments about markets, interest rates or the attractiveness, relative values or potential appreciation of particular investment strategies or sectors or securities purchased for the Fund’s portfolio may prove to be incorrect, all of which could cause the Fund to perform less favorably and may result in a decline in the Fund’s share price. The Advisor selects investments for the Fund based in part on information and data that the issuers of such securities file with various government agencies or make directly available to the Advisor or that the Advisor obtains from other sources. The Advisor is not in a position to confirm the completeness, genuineness or accuracy of such information and data, and in some cases, complete and accurate information is not readily available. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Advisor in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal. Management risk is greater when less qualitative information is available to the Advisor about an investment.

Risk Factors Applicable to Convertible Securities. An investment in a convertible security may involve risks. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to dispose of a security when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio. Although the Fund intends to acquire convertible securities that the Advisor considers to be liquid (i.e., those securities that the Advisor determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Fund. The Fund will also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Fund to obtain timely market quotations based on actual trades for convertible securities. Convertible securities may have low credit ratings, which generally correspond with higher credit risk to an investor like the Fund.

Risk Factors Applicable to Fixed Income Securities. The following is a description of the general risks associated with the Fund’s investing in fixed income or debt securities (collectively, “debt securities”):

Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the Advisor or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative.

Obligations under debt securities held by the Fund may never be satisfied or, if satisfied, only satisfied in part.

Some securities are subject to risks as a result of a credit downgrade or default by a government, or its agencies or, instrumentalities. Credit risk is a greater concern for high yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade quality (commonly referred to as high yield or junk bonds). Many individual debt securities are rated by a third party source, such as Moody’s or S&P to help describe the creditworthiness of the issuer.

Debt Securities Ratings. The Advisor performs its own independent investment analysis of securities being considered for the Fund’s portfolio, which includes consideration of, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters. The Advisor also considers the ratings assigned by various investment services and independent rating organizations, such as Moody’s and S&P, that publish ratings based upon their assessment of the relative creditworthiness of the rated debt securities. Generally, a lower rating indicates higher credit risk. Higher yields are ordinarily available from debt securities in the lower rating categories. Please see the “Fixed Income Securities Ratings” and “State, Municipal Notes and Tax-Exempt Demand Notes Ratings” sections of this SAI for a discussion of securities ratings.

Using credit ratings to evaluate debt securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect the risk of fluctuations in market value of the debt security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including from the arranger or issuer of the security that normally pays for that rating, and providing a low rating might affect the rating agency’s prospects for future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating.

Extension Risk. The market value of some debt securities may be adversely affected when bond calls are less or slower than anticipated. This risk is extension risk. Extension risk may result from, for example, rising interest rates. As a consequence, the security’s effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in and the value of the security reduced. This risk is greater for fixed-rate than variable-rate debt securities.

Income Risk. The Fund is subject to income risk, which is the risk that the Fund’s income will decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds. The Fund’s income declines when interest rates fall because, as the Fund’s higher-yielding debt securities mature or are prepaid, the Fund must re-invest the proceeds in debt securities that have lower, prevailing interest rates. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.

Fluctuations in income paid to the Fund are generally greater for variable rate debt securities. The Fund will be deemed to receive taxable income on certain securities which pay no cash payments until maturity, such as zero-coupon securities. The Fund may be required to sell portfolio securities that it would otherwise continue to hold in order to obtain sufficient cash to make the distribution to shareholders required for U.S. tax purposes.

Inflation Risk. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Interest rate Risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio maturity, the greater the impact a change in interest rates will have on its share price.

Prepayment Risk. Debt securities, especially bonds that are subject to “calls,” are subject to prepayment risk if their terms allow the payment of principal and other amounts due before their stated maturity. Amounts invested in a debt security that has been “called” or “prepaid” will be returned to an investor holding that security before expected by the investor. In such circumstances, the investor, such as the Fund, may be required to re-invest the proceeds it receives from the called or prepaid security in a new security which, in periods of declining interest rates, will typically have a lower interest rate. Prepayment risk is especially prevalent in periods of declining interest rates and will result for other reasons.

Securities subject to prepayment risk are often called during a declining interest rate environment and generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.

Call risk is similar to prepayment risk and results from the ability of an issuer to call, or prepay, a debt security early. If interest rates decline enough, the debt security’s issuer can save money by repaying its callable debt securities and issuing new debt securities at lower interest rates.

Risk Factors Applicable to Non-Investment Grade Debt Securities (High Yield Securities).While generally offering higher yields than investment grade securities with similar maturities, non-investment grade debt securities involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of high yield securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a high yield security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

Payment Expectations. High yield securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Fund.

Credit Ratings. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of high yield securities and, therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in high yield securities will be more dependent on the Advisor’s credit analysis than would be the case with investments in investment-grade debt securities. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The Advisor continually monitors the Fund’s investments and carefully evaluates whether to dispose of or to retain high yield securities whose credit ratings or credit quality may have changed.

Liquidity and Valuation. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

Risk Factors Applicable to Defaulted Securities. Notwithstanding the Advisor’s belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility and the spread between the bid and asked prices of such securities may be greater than normally expected.

Disposition of Portfolio Securities. Although the Fund generally will purchase securities for which the Advisor expects an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Fund will limit holdings of any such securities to amounts that the Advisor believes could be readily sold, and holdings of such securities will, in any event, be limited so as not to limit the Fund’s ability to readily dispose of securities to meet redemptions.

Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Fund.

Risk Factors Applicable to Foreign Investments.  Under normal circumstance, the Fund may invest up to 20% of its net assets in companies located in foreign countries.  As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, similar information may not be readily available about certain foreign companies.  Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies.  In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

The Fund’s investments in foreign companies may include investments in companies located in emerging or developing markets.  The risks of foreign investing may be heightened for investments in emerging or developing markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The risks to which the Fund is exposed, as a result of investing in companies located outside the United States, also include: currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars).  As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

Liquidity Risk Factors. Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. Additionally, the market for certain debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases.

The Fund may also need to sell some of the Fund’s more liquid securities when it otherwise would not do so in order to increase liquidity, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security’s market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices.

As the Fund’s principal investment strategies involve foreign (non-U.S.) securities, the Fund will tend to have greater exposure to liquidity risk.

Risk Factors Applicable to Depositary Receipts. Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Holders of unsponsored depositary receipts generally bear all the costs of such facilities. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk. Depositary receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.

With respect to EDRs, GDRs and IDRs, if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Risk Factors Applicable to Repurchase Agreements.  The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings.  Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities.  While the Advisor acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors Applicable to Illiquid and Restricted Securities. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.  The practice of investing in Rule 144A securities could increase the level of the Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Risk Factors Applicable to Investment Companies (including ETFs).  To the extent consistent with its investment objective and policies, the Fund may invest in securities issued by other investment companies.  Investments by the Fund in other investment companies will be subject to the percentage limitations of the 1940 Act.  As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company.  In addition, it would bear a proportionate share of any fees and expenses paid by that company.  These would be in addition to the advisory and other fees paid directly by the Fund.

Risk Factors Applicable to REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

Risk Factors Applicable to Securities Lending.  In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions.  In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund’s total assets (including the loan collateral).  Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid, high-grade debt obligations.  The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities.  In this event, the Fund could experience delays in recovering its securities and may incur a capital loss.  In addition, the Fund may incur a loss in reinvesting the cash collateral it receives.  However, the Fund does not presently intend to engage in such lending.

Risk Factors Applicable to Options on Securities.  There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The writer of an American option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

To the extent that the Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If the Fund were unable to close out such a call option, the Fund would not be able to sell the underlying security unless the option expired without exercise.

Risk of Potential Government Regulation of Derivatives.  The regulation of derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, the Commodity Futures Trading Commission (“CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment objective(s). The Advisor will continue to monitor developments in the area. New requirements, even if not directly applicable to the Fund, may increase the cost of the Fund’s investments and cost of doing business.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions, some of which are fundamental investment restrictions that cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund.  Under the 1940 Act, a “majority of the outstanding voting securities” of the Fund means the vote of:  (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.  In cases where the current legal or regulatory limitations are explained in the investment restrictions, such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

The Fund will not, as a matter of fundamental policy:

(1)
borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit.  (The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  The Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets. The effect of this provision is to allow the Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).)

(2)
underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.

(3)
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

(4)
make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

(5)
make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).  (The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  Currently, to avoid concentration of investments, the Fund may not invest 25% or more of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).)

(6)	purchase or sell commodities except to the extent permitted by applicable law.

(7)
change its classification under the 1940 Act from “diversified” to “non-diversified.”  (The following sentence describes the current regulatory definition of “diversified” for purposes of the 1940 Act, and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  A diversified Fund is one that does not: (1) as to 75% of its total assets, purchase the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities or securities of other investment companies), if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer.)

As indicated above, as a matter of fundamental policy, the Fund is permitted to borrow money or issue senior securities, to the extent permitted under the 1940 Act.  At the present time, as a matter of non-fundamental policy, the Fund does not intend to borrow money in excess of 5% of its net assets, however, if borrowings do exceed 5%, the Fund will not purchase additional investment securities until outstanding borrowings represent less than 5% of the Fund’s assets.

The following are “non-fundamental” restrictions for the Fund, which may be changed by the Board without shareholder approval.  The Fund will not:

(1)	invest in companies for the purpose of exercising control of management; or

(2)	purchase securities on margin, or sell securities short.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by the Advisor.  Officers of the Advisor are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

The Advisor, in purchasing and selling portfolio securities, will seek the best available execution of securities transactions consistent with the circumstances that exist at the time.  The Advisor does not intend to solicit competitive bids on each transaction.

There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Advisor evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker’s commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing the Advisor and its clients. For transactions in equity securities and U.S. government securities executed in the OTC market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Advisor, better prices and executions are available elsewhere.

The Advisor, when effecting purchases and sales of portfolio securities for the Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable in relation to brokerage and research services provided to the Fund or its Advisor by such member, broker, or dealer.  Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments.  The Advisor may use research and services provided by brokers and dealers in servicing any clients, including the Fund, and not all such services need to be used by the Advisor in connection with the Fund.  In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, as amended, the Advisor may from time-to-time receive services and products which serve both research and nonresearch functions. In such event, the Advisor makes a good faith determination of the anticipated research and nonresearch use of the product or service and allocates brokerage only with respect to the research component.

When the Advisor in its fiduciary duty believes it to be in the best interests of the Fund’s shareholders, the Fund may join with other clients of the Advisor in acquiring or disposing of a portfolio holding.  Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction.  In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

Portfolio Turnover.  The Fund does not intend to purchase securities solely for short-term trading purposes.  However, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of the Advisor, investment considerations warrant such action.

There are no fixed limitations regarding portfolio turnover for either the equity or fixed income portions of the Fund.  Short-term debt instruments with maturities of less than one year are excluded from the calculation of portfolio turnover.  It is anticipated that the turnover rate for the Fund generally will not exceed 100%; however, under certain market conditions, the portfolio turnover rate may exceed 100%.  Increased portfolio turnover rates would cause the Fund to incur greater brokerage costs than would otherwise be the case and may result in the acceleration of capital gains that are taxable when distributed to shareholders.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The price at which you purchase and redeem (sell) the Fund’s shares is called the Fund’s net asset value per share (“NAV”).  The Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding.  The Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 3:00 p.m. Central Time) on days when the Fund is open for business.  The Fund is open for business on the same days that the NYSE is open for unrestricted trading.  The Fund is closed on weekends and the following holidays:

New Year’s Day	January 1
Martin Luther King, Jr. Day	Third Monday in January
Presidents’ Holiday	Third Monday in February
Good Friday	Friday before Easter
Memorial Day	Last Monday in May
Independence Day	July 4
Labor Day	First Monday in September
Columbus Day	Second Monday in October
Veterans’ Day	November 11
Thanksgiving Day	Fourth Thursday in November
Christmas Day	December 25

If any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any holiday falls on a Sunday, the NYSE will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

In connection with the determination of the Fund’s net asset value, securities that are traded on a recognized stock exchange (except the NASDAQ National Market® and SmallCap® exchanges) are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities traded on only OTC markets are valued at the mean between the last current bid and asked prices. Securities for which there were no transactions are valued at the mean between the last current closing bid and asked prices.  NASDAQ National Market® and SmallCap® securities will be valued at the NASDAQ Official Closing Price (“NOCP”).  The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilizes reported trades, dealer-supplied valuations and formula-based techniques.  Short-term instruments maturing within 60 days may be valued at amortized cost. When the Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by the Advisor implementing procedures adopted by the Board.

Options are valued at the mean between the current bid and asked prices.  Futures contracts are valued at the last reported sale price at valuation time on the exchange on which they are traded.  Swaps, such as credit default swaps, are valued by an independent pricing service.  Foreign equity securities, debt securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by the pricing service.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of 4:00 p.m. Eastern Standard Time.  Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded, unless the last sale price may not reflect the appropriate fair market value of the security.  In circumstances where the last sale price may not reflect the appropriate fair market value of the security, fair value shall be determined in accordance with the procedures adopted by the Board.  Foreign forward currency contracts are valued at the mean between the bid and asked exchange rates.  Rights and warrants are generally valued at the last sale price at the close of the exchange on which the security to which the right or warrant relates is principally traded.  Redeemable securities issued by open-end investment companies are valued on any given business day using the respective closing NAVs of such companies for purchase and/or redemption orders placed on that day.  Restricted securities will generally be priced at fair value in accordance with the procedures adopted by the Board.  If any short positions are maintained by the Fund, including short positions in options and futures contracts, they shall be valued in accordance with the same methodologies and procedures with respect to equity investments.

If a security purchased on behalf of the Fund is not priced by an independent pricing service, the Advisor shall determine whether market quotations are readily available.  If market quotations are readily available, the Advisor shall obtain a price from an independent dealer based on the current closing bid price.  Any securities for which market quotations are not readily available, or for which the valuation methods above do not reflect the securities’ fair value, are valued at their fair value as determined in good faith by the Advisor implementing procedures adopted by the Board.  In addition, the Advisor will value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.  The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security.  Securities held in the Fund may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Fund under the following conditions authorized by the 1940 Act:  (1) for any period (a) during which the NYSE is closed, other than customary weekend and holiday closing, or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of the Fund’s shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net asset value during any 90-day period for any one shareholder.  Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in-kind.  If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash.  The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Determining Your Share Price” in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

The Fund may also, in its discretion, accept payment for shares in the form of securities that are permissible investments for the Fund (in-kind purchases).

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s overall policy with regard to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders.  The Fund publicly discloses 100% of its portfolio holdings in quarterly reports approximately sixty days after each quarter-end as required by SEC rules.  Also, the Fund makes a complete list of its portfolio holdings publicly available on the Fund’s web site, scoutfunds.com, approximately thirty days after the end of each month.  Further, the Fund discloses its top ten equity holdings on the Fund’s web site approximately fifteen days after the end of each fiscal quarter.  This information is made available to enhance communications to the Fund’s shareholders and their representatives by providing them with additional means of monitoring and evaluating investments in the Fund, as well as to facilitate the work of rating agencies that evaluate the Fund.

Under the Fund’s portfolio holdings disclosure policy and relevant SEC rules, the Fund may not make non-public disclosure of portfolio holdings information to third parties, unless the third party agrees to keep the information confidential and to appropriate limitations on trading. The Fund and/or the Advisor share portfolio holdings information with certain primary service providers that have a legitimate business need, related to the services they provide to the Fund, for such information.  The service providers that may receive portfolio holdings information include the custodian, the administrator, the proxy voting vendor, trade management and custodial systems vendors, consultants, legal counsel, the independent registered public accounting firm and vendors that provide analytics used for investment management and compliance oversight responsibilities.  The Trust’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract.  No compensation or other consideration is received with respect to the disclosure to the Fund’s primary service providers.  The frequency with which complete portfolio holdings may be disclosed to a service provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the service provider, is to be determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Fund’s shareholders, and the legitimate fund business purposes served by such disclosure.

The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by: (i) overseeing the implementation and enforcement by the Chief Compliance Officer of the portfolio holdings disclosure policy, the Trust’s code of ethics and policies and procedures regarding the misuse of inside information; (ii) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with any policies governing portfolio holdings; and (iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings.  The portfolio holdings disclosure policy may be amended from time to time, subject to approval by the Board.

Disclosure of complete Fund portfolio holdings to a service provider must be authorized in writing by an officer of the Trust.  The Chief Compliance Officer will address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of the Fund’s portfolio holdings is for a legitimate business purpose and in the best interest of the Fund’s shareholders prior to the authorization of the disclosure of portfolio holdings.  The Chief Compliance Officer will periodically assess compliance with the portfolio holdings disclosure policy and incorporate the assessment into the annual review of compliance controls and report, as necessary, to the Board.  If a violation of the portfolio holding disclosure policy is suspected, it shall be communicated to the Chief Compliance Officer for investigation.  If it is determined that portfolio holdings information has been released in contravention of this policy, the circumstances surrounding the release of such information will be investigated.  To the extent that it is determined that the information has been deliberately released in contravention of these procedures, then appropriate disciplinary action will be taken against the individual(s) responsible for the release.

To the extent that information is released in contravention of these procedures, reasonable efforts will be made to retrieve such information from the party to whom the information was disclosed.  If it is impractical or impossible to retrieve such information, reasonable efforts will be made to secure a non-disclosure agreement from the party to whom such information was released.  If these efforts are unsuccessful, then consideration will be given to publicly releasing the information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Dividends, Distributions and Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund.  The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Code.  If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•
Distribution Requirement —the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement —the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•
Asset Diversification Test —the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements.  See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments.  In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.  In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more.  Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance.  See, “Taxation of Fund Distributions - Distributions of Capital Gains” below.  For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes.  See, “Non-U.S. Investors –Capital Gain Dividends” and “–Short-Term Capital Gain Dividends and Interest Related Dividends” below.

Capital Loss Carryovers.  The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals are applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.  Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the

Fund.  An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.  Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of Capital Gains” below).  A “qualified late year loss” includes:

(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
(ii)
the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute net capital gains.  If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax.  To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income.  The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year.  Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31.  Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year.  Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known.  Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits.  In the case of the Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.  See the discussion below under the headings, “— Qualified Dividend Income for Individuals” and “— Dividends-Received Deduction for Corporations”

Distributions of Capital Gains.  The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.  Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs.  See “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs” below.

Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain.  “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.  If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction.  The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations.  The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor.  Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.  Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities.  At the time of your purchase of shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits.  If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, the Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax.  Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply.  The Fund reserves the right not to pass-through to its shareholders the amount of foreign income taxes paid by the Fund.  Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January.  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax.  A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts.  “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income.  In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Fund Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax Basis Information. Unless you are investing in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, the Fund is required to report to you and the IRS the cost basis of shares where the cost basis of the shares is known by the Fund (“covered shares”).  Cost basis will be calculated using the default method of first-in, first-out (“FIFO”), unless you instruct the Fund to use a different calculation method. In general, under the FIFO method, the shares acquired first in the account are the first shares depleted when the shareholder sells or disposes of shares in the Fund.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares.  The method used will determine which specific shares are deemed to be sold when there are multiple purchases at differing prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders.  It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than FIFO for covered shares.

In addition to the Fund’s default method of FIFO, other cost basis methods offered by the Fund, which you may elect to apply to covered shares, include:

•
Average Cost:  The cost of covered shares is derived by dividing the total dollar amount invested in a particular fund account by the number of shares held prior to the trade date adjusted for subsequent purchases.  Covered shares are removed in FIFO order.

•	Last-in, First-out (LIFO): The depletion order is to release covered shares purchased most recently first.
•	Highest-in, First-out (HIFA): The depletion order is to release covered shares with the highest cost across all covered shares first.
•	Highest-in, First-out Long-Term Shares (HIFL): The depletion order is to release covered shares held for more than one year with the highest cost first.
•	Highest-in, First-out Short-Term Shares (HIFS): The depletion order is to release covered shares held for less than one year with the highest cost first.
•	Lowest-in, First-out (LOFA): The depletion order is to release covered shares with the lowest value across all covered shares first.
•	Lowest-in, First-out Long-Term Shares (LOFL): The depletion order is to release covered shares held for more than one year with the lowest cost first.
•	Lowest-in, First-out Long-Term Shares (LOFS): The depletion order is to release covered shares held for less than one year with the lowest cost first.
•	Specific Identification: You direct the fund on each trade as to the covered shares to be sold.

You may elect any of the available methods detailed above for your covered shares.  If you do not notify the Fund of your elected cost basis method upon the initial purchase into your account, the default method of FIFO will be applied to your covered shares.  With the exception of the specific lot identification method, Scout Funds first depletes shares for which cost basis information is not known by the Fund (“noncovered shares”) in FIFO order before applying your elected method to your remaining covered shares.  If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first.

You may change your method and elect another cost basis method for covered shares at any time by notifying the Fund.  Redemptions of covered shares will use the cost basis method you selected for your account or, if applicable, the Fund’s default method of FIFO, unless you change your cost basis method by the settlement of the trade.  A change in your cost-basis account method will apply only to current and future sales.  Also, if you selected the average cost basis method and have sold shares from you’re account, then you may only change from average cost to another cost basis method for covered shares acquired after the date of change (the change is prospective).

The Fund will compute and report the cost basis of your covered shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

Wash Sales.  All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a Loss Within Six Months of Purchase.  Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Reportable Transactions.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions.  Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders.  This section should be read in conjunction with the discussion above under  “Investment Policies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General.  In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments.  Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for the Fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.  Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital.  In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund.  Foreign companies are not required to identify themselves as PFICs.  Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election.  If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs.  A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in Taxable Mortgage Pools (Excess Inclusion Income)” and “Non-U.S. Investors — Investment in U.S. Real Property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non-U.S. REITs.  While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment.  A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign Income Tax.”  Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in Partnerships and QPTPs.   For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund.  While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.”  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities).  All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company.  Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP.  Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities Lending.  While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations.  Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in Convertible Securities.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.  Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in Securities of Uncertain Tax Character.   A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding. By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.  Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends, paid to you by the Fund, subject to certain exemptions described below.  However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends.  In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Short-Term Capital Gain Dividends and Interest-Related Dividends.  It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for short-term capital gain dividends and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources that were effective for distributions with respect to taxable years that began before January 1, 2014 or, if reinstated, whether such exemptions would have retroactive effect.  If the exemptions are reinstated, the Fund reserves the right to not report small amounts of short-term capital gain dividends and interest-related dividends. Additionally, the Fund’s reporting of short-term capital gain dividends and interest-related dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits.  Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business.  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. Real Property.  The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (“USRPI”) as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain.  The Fund may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Fund’s non-U.S. shareholders.

The Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity.  A RIC will be classified as a qualified investment entity only with respect to any distribution by the RIC which is attributable directly or indirectly to a distribution to the RIC from a U.S. REIT (“FIRPTA distribution”) and if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (“USRPHC”).  If a RIC is a qualified investment entity and the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-US shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring the non-US shareholder to file a nonresident U.S. income tax return.  In addition, even if the non-US shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

It is currently unclear whether Congress will extend the look-through rules previously in effect before Jan. 1, 2014 for distributions of FIRPTA gain to other types of distributions on or after Jan. 1, 2014 from a RIC to a non-US shareholder from the RIC’s direct or indirect investment in USRPI or what the terms of any such extension would be, including whether such extension would have retroactive effect.  Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. Estate Tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. Tax Certification Rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”).  Under FATCA, the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016, to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”), that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of US-owned foreign investment accounts.  The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them.  The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the US and the FFI’s country of residence), which will, in turn, report the specified information to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund.  The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.  Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations.  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

INVESTMENT ADVISOR

Pursuant to an Investment Advisory Agreement, on behalf of the Fund, the Trust employs Scout Investments, Inc. as the Fund’s investment advisor.  The Advisor provides professional portfolio managers who make all decisions concerning the investment and reinvestment of the assets of the Fund in accordance with the Fund’s stated investment objective and policies.  The Advisor is a wholly-owned subsidiary of UMB Financial Corporation.  UMB Bank, the Fund’s custodian, and UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, fund accountant and transfer agent, are both wholly-owned subsidiaries of UMB Financial Corporation. As of December 31, 2013, assets under the management of the Advisor were approximately $31.2 billion.

The Fund pays the Advisor an advisory fee at the annual rate of 0.75% on the Fund’s average daily net assets. These advisory fees are paid monthly.

The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 30, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses) do not exceed 1.25% of the Fund’s average daily net assets.  After its expiration date, the Trust’s Board and the Advisor may agree to continue, modify or terminate the expense limitation arrangement.  Under the expense limitation agreement described above, the Advisor retains the right to seek reimbursement from the Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund.

The Advisor and/or Fund have entered into arrangements with financial services companies such as banks, trust companies, investment advisors or broker-dealers that have made arrangements to offer Fund shares for sale.  Mutual fund supermarkets, retirement plan recordkeepers, and third party administrators may also provide distribution and shareholder servicing to the Fund and its shareholders.  These companies may operate mutual fund trading platforms (such as ‘No Transaction Fee’ mutual fund supermarkets or retirement plan platforms) that provide the Fund with access to investors and, in that way, increase the distribution opportunities for the Fund.  To the extent that the cost of these arrangements is not covered by the Fund’s operating expenses or is related to distribution or marketing of the Fund’s shares, the Advisor may make additional payments, out of its own assets, to compensate counterparties for these arrangements.  These additional payments are sometimes referred to as

“revenue sharing” payments.  The Advisor may benefit from these arrangements because the increase in the sale of Fund shares will result in an increase in the Fund’s assets and consequently an increase in advisory fees.  To the extent that the financial companies perform shareholder services such as transaction and shareholder recordkeeping, account administration and other services that would otherwise be provided by the Fund’s service providers, the Fund bears a portion of the costs of such arrangement and such costs are reflected in the Prospectus Fees and Expenses Tables and related expense ratio information published for the Fund.  As of March 21, 2014, the financial intermediaries with which the Advisor has agreements or is currently negotiating agreements to make payments out of its own assets are Ascensus/Frontier Trust Company; BMO Harris Bank, NA; Charles Schwab & Co.; Edward Jones; First Southwest Company; GWFS Equities Inc.; ING Life Insurance and Annuity Company; ING Institutional Plan Services, LLC; ING Financial Advisers, LLC; JP Morgan Chase Bank, NA; JP Morgan Retirement Plan Services; LPL Financial Corporation; Mass Mutual; Mercer HR Services LLC; Merrill Lynch, Pierce, Fenner & Smith, Inc.; Mid Atlantic Capital Corporation; Minnesota Life Insurance Company; MSCS Financial Services; National Financial Service Corp.; Nationwide Insurance Company; NYLife Distributor, LLC; Pershing LLC; Princor Financial Services; Prudential Financial; Raymond James Financial; RBC; Reliance Trust Company; SEI Private Trust Company; Standard Insurance; T. Rowe Price Retirement Plan Services; TC Advisors Network; TD Ameritrade; TD Ameritrade Trust Company; TIAA-CREF; UBS Financial Services, Inc.; US Bank, NA; Vanguard; Vanguard Group, Inc.; Vanguard Marketing Corporation; Wells Fargo Advisors LLC; Wells Fargo Bank, NA; and Wilmington Trust Company.  These fees may be in addition to fees paid from the Fund’s assets to them or other financial intermediaries.  Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

The Board is responsible for overseeing the performance of the Advisor and determining whether to approve, for an initial term, or renew, for subsequent terms, the Fund’s Investment Advisory Agreement. These approvals require the majority vote of the Board, including a majority of the Trustees who are not parties to the agreement or interested persons of any party (the “Independent Trustees”).

Prior to the date of this SAI, the Fund had not yet commenced investment operations.  A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Fund will be available in the Fund’s Annual Report to Shareholders for the fiscal year ending June 30, 2014.

The Advisor provides certain administrative services to the Fund.  For the administrative services provided to the Fund, the Advisor receives from the Fund a fee, payable monthly, at the annual rate of 0.05% of the Fund’s average daily net assets.

Potential Conflicts of Interest

The Advisor and its affiliates may have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to that of the Fund and/or that engage in transactions in the same types of securities and instruments as the Fund.  As such, the Advisor and its affiliates or their clients are or may be actively engaged in transactions in the same securities and instruments in which the Fund invests.  Such activities could affect the prices and availability of the securities and instruments in which the Fund invests, which could have an adverse impact on the Fund’s performance.  Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of the Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.  When the Advisor or an affiliate seeks to purchase or sell the same assets for their managed accounts, including the Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable.  In some cases, this system may adversely affect the size or price of the assets purchased or sold for the Fund.

Further, transactions in investments by one or more other accounts or clients advised by the Advisor may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.  This may occur when investment decisions regarding the Fund are based on research or other information that is also used to support decisions or advice for other accounts.  When the Advisor or one of its other clients implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for the Fund, market impact, liquidity constraints or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged.

PORTFOLIO MANAGER

Investments in the Fund

There is no information presented for the Fund because, prior to the date of this SAI, the Fund had not yet commenced investment operations.

Other Managed Accounts

In addition to the Fund, the portfolio manager manages other accounts.  The following table sets forth, as of December 31, 2013, information regarding the total accounts for which the portfolio manager has the day-to-day management responsibilities.  Unless otherwise indicated, none of these accounts paid performance-based advisory fees.

	Other Registered Investment Companies Managed by Portfolio Manager		Other Pooled Investment Vehicles Managed by Portfolio Manager				Other Accounts Managed by Portfolio Manager
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number with Performance-Based Fees	Total Assets of Pooled Investment Vehicles with Performance-Based Fees	Number	Total Assets	Number with Performance-Based Fees	Total Assets of Accounts with Performance-Based Fees

Brent Olson	0	$0	0	$0	0	$0	1	$2 million	0	$0

Compensation

The Advisor implements a strategic and comprehensive compensation plan for its portfolio managers that is competitive and within the norm of industry standards.  The basic compensation structure combines a fixed base salary supplemented with a variable bonus plan that has the potential to exceed base salary.

The Advisor places a strong emphasis on portfolio performance and believes the portfolio manager’s compensation should be a reflection of the success provided to clients of the Advisor.  This philosophy is the basis for offering an overall compensation structure in which performance-based compensation can exceed base salary, providing the greatest incentive to align investment management to the client’s success.

The bonus plan incorporates the investment performance of the management team and a subjective component based on several factors including growth in assets under management.  Investment performance accounts for 80-90% while the subjective component accounts for 10-20% of the bonus plan structure.

Investment performance is evaluated on a 1-year and 3-year time frame based on two factors.  Initially, performance is judged against the Russell 3000 Index (i.e., the Fund’s benchmark index for performance comparison purposes).  Next, performance is measured relative to the median investment manager performance in the strategy’s discipline according to Lipper.

In order to attract and retain key talent, the Advisor employs a long-term incentive plan that awards a combination of cash payments and restricted stock to qualified associates based on the net income growth of the Advisor.  Both the cash payments and the restricted stock vest over a period of three years and require that the associate be employed with the Advisor at the time of vesting for the payments to be made.

The Advisor continually evaluates strategies to keep it competitive in overall compensation and align the structure directly to the success of the Advisor’s clients.   The Advisor does not enter into any employment contracts or non-compete agreements with any of its investment professionals.

Potential Conflicts of Interest

The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as equity or fixed income securities.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund.  Finally, if the portfolio manager identifies a limited investment opportunity, which may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts.  The Advisor seeks to manage such potential conflicts by following procedures, as approved and reviewed by the Board, intended to provide a fair allocation of buy and sell opportunities among client accounts.

The structure of portfolio manager compensation may also give rise to potential conflicts of interest.  A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.

Finally, the management of personal accounts by the portfolio manager may give rise to potential conflicts of interest.  The Fund’s code of ethics is designed to address such conflicts.

The Fund has adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

OFFICERS AND TRUSTEES

The officers of the Trust manage the day-to-day operations of the Fund.  The Trust officers, as well as the Advisor, are subject to the direct supervision and control of the Board.  Under the applicable laws of Delaware, Trustees owe a fiduciary duty to the shareholders of the Fund.  The Board is responsible for the overall management of the Fund, including general supervision of the Fund’s investment activities and the Fund’s various service providers.

The following is a list of the Trustees and senior officers of the Trust and their ages and business experience for the past five years.

Independent Trustees

Name, Address and Birthdate	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Trustee During Past 5 Years
Andrea F. Bielsker c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 11/16/58	Trustee	Indefinite; until successor elected. Served as a Trustee since 2005.	Principal, AFB Consulting, from 2008 to 2012; Chief Financial Officer, Brooke Credit Corporation, from 2007 to May 2008; Vice President, Liberty Power Corp., 2007; Senior Vice President, Finance, Chief Financial Officer and Treasurer, Great Plains Energy Company from 2002 to 2005.	10	None
Charlotte T. Petersen c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 07/28/60	Trustee	Indefinite; until successor elected. Served as a Trustee since August 2012.	Chief Investment Officer/Consulting Investment Officer, Alexander Capital/CoBiz Investment Management, from 2006 to 2010; Portfolio Manager and Partner, Denver Investment Advisors, from 1993 to 2002; Investment Analyst and Assistant Vice President, United Capital Management, from 1986 to 1993.	10	None

Name, Address and Birthdate	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Trustee During Past 5 Years
Stephen F. Rose c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 11/05/47	Trustee-Ind. Chair	Indefinite; until successor elected. Served as a Trustee since 1989.	Chairman, Metromedia, Inc., since November 2010. Chairman, Sun Publications, Inc., from 1998 to 2010.	10	None
Allen R. Strain c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 05/12/52	Trustee	Indefinite; until successor elected. Served as a Trustee since August 2012.	Vice President and Chief Financial Officer (January 2012 to present) and Director (from 2010 to 2011), Ewing Marion Kauffman Foundation; Teaching Professor, University of Missouri-Kansas City Bloch School of Business, from 2009 to 2010; Managing Director (from 2004 to 2008) and Senior Vice President (from 2000 to 2008), State Street - Kansas City (securities processing/custody).	10	None

Interested Trustee

Name, Address and Birthdate	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Trustee During Past 5 Years
Andrew J. Iseman* c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 11/09/64	Trustee; President	Indefinite; until successor elected. Served as a Trustee since April 2013. Served as President since November 2010.	Chief Executive Officer, Scout Investments, Inc., since August 2010; Chief Operating Officer, RK Capital Management, February 2009 to 2010; Executive Vice President & Chief Operating Officer, Janus Capital Group, from February 2007 to April 2008; President & Chief Operating Officer, Janus Investment Fund, Janus Adviser Series and Janus Aspen Series, from February 2007 to April 2008; Senior Vice President of Operations, INTECH, from May 2005 to February 2007; Vice President of Investment Operations, Janus Capital Group, from January 2003 to May 2005.	10	None

*      Andrew J. Iseman is an “interested person” of the Fund within the meaning of Section 2(a)(19) of the 1940 Act due to his position as Chief Executive Officer of the Fund’s Advisor.

Executive Officers

Name, Address and Birthdate	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
James L. Moffett c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 03/27/41	Chief International Officer	Indefinite, until successor elected. Served as Chief International Strategist since 2011.
Executive Vice President and Chief International Strategist, Scout Investments, Inc., since 2009; Lead Portfolio Manager, Scout International Fund; Chairman, Scout Investments, Inc. and Executive Vice President, UMB Bank n.a., from 2001 to 2009.

Scott A. Betz c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 12/16/77	Treasurer	Indefinite, until successor elected. Served as Treasurer since May 2011.	Senior Vice President (since 2009), Chief Administrative Officer (since 2005) and Treasurer (since February 2011), Scout Investments, Inc.
Jessica A. Schubel c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 09/11/78	Secretary	Indefinite, until successor elected. Served as Secretary since May 2012.	Compliance Officer, Scout Investments, Inc., since March 2011; Fund Administrator (from 2007 to 2011) and Senior Portfolio Administrator (from 2004 to 2007), State Street.
Benjamin D. Wiesenfeld, Esq. c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 12/28/77	Chief Compliance Officer	Indefinite, until successor elected. Chief Compliance Officer since February 2011.	Chief Compliance Officer and Chief Legal Counsel, Scout Investments, Inc., since 2009; Chief Compliance Officer and Staff Attorney, Thornburg Investment Management, Inc., from 2006 to 2009.

Fund Leadership Structure

Overall responsibility for overseeing and managing the business and affairs of the Trust rests with its Board.  Like most mutual funds, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as the Advisor, distributor, administrator, transfer agent and custodian.  The Board is responsible for selecting these service providers, approving the terms of their contracts regarding the Fund, and exercising general service provider oversight.  The Board has appointed employees of certain of these service providers as officers of the Trust, with responsibility for supervising actively the day-to-day operations of the Trust and reporting to the Board regarding Trust operations.  The Board has also appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board on compliance matters.  The Trustees have the authority to take all actions necessary in connection with their oversight of the business affairs of the Trust, including, among other things, approving the investment objective, policies and procedures for the Fund.  The role of the Board and any individual Trustee is one of oversight and not of active management of the day-to-day operations or affairs of the Trust.

The Board is currently composed of four Independent Trustees and one Trustee who is affiliated with the Advisor.  The Board believes that the number of Trustees is adequate for the number of Scout Funds overseen by the Board and the current size of the Board is conducive to Board interaction, debate and dialogue, which results in an effective decision making body. The Independent Trustees have engaged their own independent legal counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Chairman of the Board is an Independent Trustee. The Chairman participates in the preparation of the agenda for meetings of the Board. The Chairman also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Fund between meetings. In developing its current structure, the Board recognized the importance of having a significant majority of Independent Trustees.

Audit Committee.  The Board has established an Audit Committee and the Audit Committee is composed of all of the Independent Trustees.  The Audit Committee met two times during the fiscal year ended June 30, 2013.  The Audit Committee has adopted a charter.  The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit.  According to its charter, the Audit Committee (1) oversees the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (2) oversees the quality and objectivity of the Fund’s financial statements and the independent audit thereof; (3) approves, prior to appointment, the engagement of the Fund’s independent auditors and, in connection therewith, reviews and evaluates the qualifications, independence and performance of the Fund’s independent auditor; and (4) acts as a liaison between the Fund’s independent auditors and the Board.

Nominating Committee.  The Board established a Nominating Committee made up of each of the Independent Trustees.  The Nominating Committee met three times during the fiscal year ended June 30, 2013.  The Committee evaluates, from time to time, the appropriate size of the Board and recommends changes in size and composition, as deemed necessary; establishes processes for developing candidates for Independent Board members and conducts searches for qualified candidates; and recommends a slate of Independent Board members to be elected at Fund shareholders’ meetings or nominees to fill Independent Board member vacancies on the Board, where and when appropriate.  The Committee also evaluates candidates’ qualifications and makes recommendations to the full Board, for positions as “interested” members on the Board.  When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by “Qualifying Shareholders” (defined below) who provide appropriate background material about the candidate that demonstrates the candidate’s ability to serve as a Trustee.

A Qualifying Shareholder is a shareholder that (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Fund’s outstanding shares, (ii) has been a shareholder of 1/2 of 1% or more of the Fund’s total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee, and (iii) provides a written notice to the Nominating Committee containing the following information:

(a)	the name and address of the Qualifying Shareholder making the recommendation;
(b)	the number of shares of the Fund which are owned of record and beneficially by the Qualifying Shareholder and the length of time that the shares have been owned by the Qualifying Shareholder;
(c)
a description of all arrangements and understandings between the Qualifying Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made;

(d)	the name, age, date of birth, business address and residence address of the person or persons being recommended;
(e)
such other information regarding each person recommended as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the Board;

(f)	whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act; and
(g)	the written consent of each person recommended to serve as a Trustee of the Trust if so nominated and elected/appointed.

A Qualifying Shareholder’s written recommendation may be addressed to the Nominating Committee at the Fund’s offices, 803 West Michigan Street, Milwaukee, WI 53233.  The Nominating Committee’s intention is that the recommending shareholder demonstrate a significant and long-term commitment to the Fund and its other shareholders and that his or her objectives in submitting a recommendation is consistent with the best interests of the Fund and its shareholders.  If the Nominating Committee receives a recommendation from a Qualifying Shareholder during a time when no vacancy exists or is expected to exist in the near term and the recommendation otherwise contains all the information required, the Nominating Committee will retain such recommendation in its files until a vacancy exists or is expected to exist in the near term and the Nominating Committee commences its efforts to fill such vacancy.

Investment Committee. The Board established an Investment Committee made up of each of the Independent Trustees. The Investment Committee did not meet during the fiscal year ended June 30, 2013.  The Investment Committee’s purpose is to assist the Board in carrying out its fiduciary duties with respect to its oversight of the investment practices of the Fund and the Fund’s performance.

Contracts Committee. The Board established a Contracts Committee made up of each of the Independent Trustees. The Contracts Committee did not meet during the fiscal year ended June 30, 2013.  The Contracts Committee’s purpose is to assist the Board in carrying out its fiduciary duties with respect to its review of the investment advisory and service provider agreements for the Fund, as well as the plans adopted on behalf of the Fund.

Oversight of Risk.  The Board oversees risk as part of its general oversight of the Fund.  The Fund is subject to a number of risks, including investment, compliance, financial, operational and valuation risks.  The Fund’s officers, the Advisor and other Fund service providers perform risk management as part of the day-to-day operations of the Fund.  The Board recognizes that it is not possible to identify all risks that may affect the Fund, and that it is not possible to develop processes or controls to eliminate all risks and their possible effects.  Risk oversight is addressed as part of various Board and Committee activities, including the following: (1) at regular Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, Advisor, principal underwriter, and Fund administrator and transfer agent; (3) meeting with investment personnel to review investment strategies, techniques and the processes used to manage related risks; (4) receiving and reviewing reports regarding key service providers; (5) meeting with and receiving reports from the Trust’s Chief Compliance Officer and other senior officers of the Trust and the Advisor regarding the compliance procedures of the Trust and its service providers; and (6) meeting with and receiving reports from other management personnel to discuss risks related to the Fund’s investments and operations.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Trustees’ Qualifications and Experience.  The Board believes that each of the Trustees has the qualifications, experiences, attributes and skills appropriate to continued service as a Trustee of the Trust in light of the Trust’s business and structure.  Among the attributes and skills common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Fund, the ability to interact effectively with the Advisor and other service providers, and the ability to exercise independent business judgment.  Also, in addition to a demonstrated record of business and professional accomplishment, several of the Trustees have served on the Board for a number of years, and, as a result, have extensive experience overseeing mutual fund operations.  In their service to the Trust, the Trustees have gained substantial insight into the operation of the Trust and have demonstrated a commitment to discharging oversight duties as Trustees in the interests of shareholders.  Generally, no one factor was decisive in determining that an individual should serve as a Trustee.  Set forth below is a brief description of the specific experience of each Trustee.  Additional details regarding the background of each Trustee is included in the chart earlier in this section.

Independent Trustees

Andrea F. Bielsker.  Ms. Bielsker has served as a Trustee since 2005.  Ms. Bielsker is a seasoned financial executive who has served as Chief Financial Officer of a number of private and public companies. She is a community leader and previously served as a member of the University of Kansas School of Business Board of Advisors, the Board of the Kansas City Fountains Foundation, the Board of the Marillac treatment center for at-risk children and the Board of the Kansas City Tomorrow (Leadership Program).  Ms. Bielsker received her MBA from the University of Kansas.

Charlotte T. Petersen.  Ms. Petersen has served as a Trustee since August 2012.  Ms. Petersen has nearly twenty-five years of experience in the investment management industry.  She has served in various roles with a number of investment advisory firms, including serving as Chief Investment Officer, as well as the Portfolio Manager for registered investment companies and separately managed accounts.  Ms. Petersen is a community leader and serves as a member of The Colorado Trust investment committee and previously served as a member of the investment committee of the Downtown Denver Partnership and The Women’s Foundation of Colorado.  She also achieved the Chartered Financial Analyst designation.

Stephen F. Rose.  Mr. Rose has served as a Trustee since 1989 and is Chairman of the Board.  Mr. Rose currently serves as Chairman of Metromedia, Inc.  Mr. Rose previously served as Chairman of Sun Publications, Inc. from 1998 to 2010.  He is a weekly political analyst and roundtable panelist and has hosted his own show on public television.  Mr. Rose is a community leader and serves on the Board of the Johnson County Community College Foundation and the Advisory Board for the University of Kansas, Edwards Campus.  Previously, Mr. Rose served as a Director of Metcalf Bank and as President of the trade organization Suburban Newspapers of America.  He also served as Chairman of the Overland Park, Kansas Chamber of Commerce and Vice Chairman of the Greater Kansas City Chamber of Commerce, as well as Chairman of the University of Kansas School of Nursing.  In addition, Mr. Rose previously served on the Boards of the Johnson County Mental Health Center and the Kansas City Symphony and co-chaired the $234 million Bistate campaign to restore Union Station.

Allen R. Strain.  Mr. Strain has served as a Trustee since August 2012.  Mr. Strain has over thirty years of experience in the financial services and investment industries, most recently as a Managing Director/Senior Vice President at State Street Corporation, a global leader in servicing asset management companies.  He is currently the Chief Financial Officer of the Ewing Marion Kauffman Foundation and a community leader, having served on the Civic Council of Kansas City and the Executive Committee of the Downtown Council of Kansas City.  He previously served as a full-time teaching professor of Accounting and Management at the Bloch School of Business, University of Missouri at Kansas City.  Mr. Strain received BS and MA degrees in Accounting from the University of Missouri at Columbia and is a licensed Certified Public Accountant.

Interested Trustee

Andrew J. Iseman. Mr. Iseman has more than 25 years of leadership experience in the financial services industry.  He has served as the Chief Executive Officer of the Advisor since August 2010.  Mr. Iseman previously served as Chief Operating Officer for RK Capital Management in Denver. Prior to that, he served as Chief Operating Officer for Janus Capital Group and in other significant leadership positions for Janus subsidiaries.  He currently serves on the Board of Kansas City Starlight Theater and previously served as a member of the Board for Seeds of Hope Charitable Trust in Denver.  Mr. Iseman received BS and MBA degrees in Business Administration from Rockhurst University.

The Board believes that the Trust’s leadership and committee structure is appropriate because it provides a structure for the Board to work effectively with management of the Trust and service providers and facilitates the exercise of the Board’s independent judgment.  In addition, the committee structure provides for: (1) effective oversight of audit and financial reporting responsibilities through the Audit Committee, (2) an effective forum for considering governance and other matters through the Nominating Committee, and (3) the ability to meet independently with independent counsel and outside the presence of management on financial, governance and risk-oversight related issues.  Except for any duties specified pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.  The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Fund.

Compensation of Trustees.  The following table shows the compensation received by the Trust’s Independent Trustees for the fiscal year ended June 30, 2013.  No officer or Trustee of the Trust who is also an officer or employee of the Advisor receives any compensation from the Trust for services to the Trust.

Name of Trustee	Aggregate Compensation from the Fund1	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation for Fund Complex Paid to Trustee2
Andrea F. Bielsker	N/A	None	None	$73,250
William E. Hoffman3	N/A	None	None	$70,500
Eric T. Jager3	N/A	None	None	$18,000
Charlotte T. Petersen	N/A	None	None	$72,000
Stephen F. Rose	N/A	None	None	$82,000
Allen R. Strain	N/A	None	None	$72,000

1	Prior to the date of this SAI, the Fund had not yet commenced investment operations, and, therefore, had not paid any compensation to the Trustees.
2
The amounts reported in this column reflect the total compensation paid to each Trustee for his/her services as a Trustee of each of the Scout Funds in existence during the fiscal year ended June 30, 2013.  The Fund Complex consists of the Trust, which currently offers ten series.

3	Mr. Jager and Mr. Hoffman retired from the Board on January 3, 2013 and May 16, 2013, respectively.

Trustee Share Ownership

The following tables provide the dollar range of equity securities beneficially owned by the Board members on December 31, 2013.

Independent Trustees

Dollar Range of Equity Securities in the Fund
Fund	Andrea F. Bielsker	Charlotte T. Petersen	Stephen F. Rose	Allen R. Strain
Scout Equity Opportunity Fund*	None	None	None	None
Aggregate Dollar Range of Equity Securities in all Funds Overseen Within Fund Complex	$50,001 - $100,000	Over $100,000	Over $100,000	$10,001 - $50,000

Interested Trustee

Fund	Dollar Range of Equity Securities in the Fund Andrew J. Iseman
Scout Equity Opportunity Fund*	None
Aggregate Dollar Range of Equity Securities in all Funds Overseen Within Fund Complex	Over $100,000

* As of the date of this SAI, there are no publicly outstanding shares of the Fund and, therefore, the Trustees do not own any shares of the Fund.

The following table sets forth information about securities issued by the Advisor or UMB Distribution Services, LLC (the “Distributor”) or any company controlling, controlled by or under common control with the Advisor or Distributor owned by the Independent Trustees and their immediate family members as of December 31, 2013:

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Andrea F. Bielsker	None	None	None	None	None
Charlotte T. Petersen	None	None	None	None	None
Stephen F. Rose	None	None	None	None	None
Allen R. Strain	None	None	None	None	None

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities.  Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities.

As of the date of this SAI, UMB Financial Corporation owned 100% of all outstanding shares of the Fund and thus may be deemed a controlling shareholder of the Fund until additional shareholders purchase shares. As of the same date, none of the Trustees or officers of the Fund beneficially owned any of the outstanding shares of the Fund.

ADMINISTRATOR AND FUND ACCOUNTANT

UMBFS, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233, has agreed to provide administrative and fund accounting services to the Fund under an Administration and Fund Accounting Agreement dated April 1, 2005 between UMBFS and the Trust, on behalf of the Fund (the “Administration Agreement”). UMBFS is the parent company of the Fund’s Distributor.  UMBFS is also a direct subsidiary of UMB Financial Corporation, the parent company of UMB Bank, the Fund’s custodian, and the Advisor.  UMBFS’ services include, but are not limited to, the following: calculating daily net asset values for the Fund; assisting in preparing and filing all federal income and excise tax filings; overseeing the Fund’s fidelity insurance relationships; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Fund’s expenses; monitoring the Fund’s status as a regulated investment company under Subchapter M of the Code; monitoring compliance with the Fund’s investment policies and restrictions and generally assisting the Fund’s administrative operations.

UMBFS furnishes office space and all necessary office facilities, equipment, supplies, and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. The Administration Agreement continues in effect until terminated.  The Administration Agreement may be terminated, without payment of any penalty (i) by mutual consent of UMBFS and the Trust, or (ii) by UMBFS or the Trust upon not less than 60 days’ written notice to the other party, which notice may be waived by the party entitled to notice. Under the Administration Agreement, UMBFS is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Administration Agreement, except for a loss resulting from willful misfeasance, bad faith or negligence on the part of UMBFS in the performance of its duties or reckless disregard of its obligations and duties.  In the Administration Agreement it is also provided that UMBFS may provide similar services to others, including other investment companies.

For the foregoing, UMBFS receives a fee from the Trust on the value of the Fund computed daily and payable monthly, at the following annual rates:

0.10% of the Fund’s average daily net assets up to $250 million,
0.075% of the Fund’s average daily net assets on the next $250 million,
0.05% of the Fund’s average daily net assets on the next $250 million,
0.03% of the Fund’s average daily net assets over $750 million.

The Trust also covers certain of UMBFS’ out-of-pocket expenses.

DISTRIBUTOR

Under an Amended and Restated Distribution Agreement with the Trust, on behalf of the Fund, dated April 1, 2010, as amended, the Distributor, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233, acts as distributor for the Fund and acts as exclusive agent for the Fund in selling its shares to the public.  The Distributor is an affiliate of the Advisor.  The Distributor shall offer shares of the Fund on a continuous basis and may engage in advertising and solicitation activities in connection therewith.  The Distributor also reviews advertisements and acts as liaison for broker-dealer relationships.  The Distributor is not obligated to sell any certain number of shares of the Fund, and does not receive any fee or other compensation from the Trust or the Fund under the Distribution Agreement.

The Distribution Agreement continues in effect until March 31, 2015, and will continue automatically for successive annual periods ending each March 31, if continued at least annually by the Board, including a majority of Independent Trustees.  The Distribution Agreement terminates automatically if assigned by either party or upon 60 days’ written notice by either party to the other.

TRANSFER AGENT

The Trust, on behalf of the Fund, has entered into an agreement with UMBFS to provide transfer agency and dividend payment services to the Fund, including, but not limited to, the maintenance of a shareholder accounting and transfer agency system, and such other items as are incidental to corporate administration.  UMBFS is located at 803 West Michigan Street, Milwaukee, Wisconsin 53233.  UMBFS is compensated on a per-fund, per-account and transactional basis, plus out-of-pocket expenses.

CUSTODIAN

The Trust has entered into a Custody Agreement with UMB Bank under which UMB Bank holds the Fund’s assets for safekeeping.  This means the bank, rather than the Fund, has possession of the Fund’s cash and securities.  As directed by the Fund’s officers and portfolio manager, UMB Bank delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price.  It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund’s expenses.  UMB Bank is located at 1010 Grand Boulevard, Kansas City, Missouri, 64141.  For the foregoing, UMB Bank receives a fee from the Trust based on the net assets of the Fund computed once a month as well as fees for certain transactions.  In addition, the Trust shall reimburse UMB Bank for out-of-pocket expenses incurred in connection with the Custody Agreement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund’s financial statements and financial highlights are audited annually by the independent registered public accounting firm approved by the Board each year.  Deloitte & Touche LLP, with offices at 1100 Walnut Street, Suite 3300, Kansas City, Missouri, 64106, is the Fund’s present independent registered public accounting firm.

FUND COUNSEL

Stradley Ronon Stevens & Young, LLP, with offices at 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

GENERAL INFORMATION AND HISTORY

The Trust currently has ten series: Scout International Fund (formerly, the Scout WorldWide Fund), Scout Emerging Markets Fund, Scout Global Equity Fund, Scout Mid Cap Fund, Scout Small Cap Fund, Scout Equity Opportunity Fund, Scout Low Duration Bond Fund, Scout Core Bond Fund (formerly, the Scout Bond Fund), Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund.  The Trust was organized as a statutory trust in Delaware on January 27, 2000 and began with two series, which have subsequently been liquidated.  One of the current series, the Scout Small Cap Fund series was created on January 24, 2001 to become the successor to Scout Regional Fund, Inc., which was reorganized into the Scout Small Cap Fund on July 1, 2001.

On April 1, 2005, the Trust created additional series to become the successor funds to funds within the Scout Funds family that were previously organized as Maryland corporations.  The shareholders of the Funds previously organized as Maryland corporations approved the reorganization of their respective Funds into series of the Trust.  The Scout International Fund, the Scout Core Bond Fund and the Scout Tax-Free Money Market Fund series became the successor funds to UMB Scout International Fund, Inc., UMB Scout Bond Fund, Inc. and UMB Scout Tax-Free Money Market Fund, Inc., respectively.  The Scout Stock Fund series became the successor fund of the UMB Scout Stock Fund, Inc. series bearing the same name.  The Scout Growth Fund series became the successor fund of the UMB Scout Stock Fund, Inc. series named the UMB Scout Stock Select Fund.  The Scout Money

Market Fund – Federal Portfolio and the Scout Money Market Fund – Prime Portfolio series became the successor funds of the UMB Scout Money Market Fund, Inc. series bearing the same names.  On October 31, 2006, the Trust created the Scout Mid Cap Fund series.  On December 31, 2007, the Trust created the Scout International Discovery Fund series.  The Scout Growth Fund was liquidated on June 24, 2008. The Scout Stock Fund was liquidated on March 28, 2013.  The Scout International Discovery Fund was liquidated on June 28, 2013.

Beginning July 17, 2007, each of the Money Market Funds issued two separate classes of shares:  Investor Class shares and Service Class shares.  All outstanding Money Market Fund shares were designated as Investor Class shares on July 17, 2007 and Investor Class shares continue to be available for direct purchase.  The Service Class shares, which were subject to annual Rule 12b-1 distribution and service fees, were offered for use in cash sweep arrangements for clients of banks, trust companies and broker-dealers, including UMB Bank and its affiliates.  The Money Market Funds were liquidated on February 28, 2011.

In 2009, TrendStar Advisors, LLC, the investment advisor to the TrendStar Small-Cap Fund, entered into an agreement to sell its investment advisory business to the Advisor.  Under the agreement, the TrendStar Small-Cap Fund was reorganized into the Scout Funds family as the Scout TrendStar Small Cap Fund.  The Scout TrendStar Small Cap Fund was reorganized into the Scout Small Cap Fund after the close of business on September 30, 2011.

In 2010, Reams Asset Management Company, LLC, the investment sub-advisor to the Frontegra Columbus Core Fund and Frontegra Columbus Core Plus Fund, entered into an agreement to sell its investment advisory business to the Advisor.  In connection with this transaction, Frontegra Asset Management, Inc. entered into an agreement to sell its books and records and related assets relating to the management of the Frontegra Columbus Core Fund and Frontegra Columbus Core Plus Fund to the Advisor.  Under that agreement, the Frontegra Columbus Core Plus Fund was reorganized with and into the Scout Core Plus Bond Fund, and the Frontegra Columbus Core Fund was reorganized with and into the Scout Core Bond Fund after the close of business on April 21, 2011.

On June 30, 2011, the Trust launched the Scout Global Equity Fund.  On September 29, 2011, the Trust launched the Scout Unconstrained Bond Fund.  On August 29, 2012, the Trust launched the Scout Low Duration Bond Fund.  On October 15, 2012, the Trust launched the Scout Emerging Markets Fund.

Beginning December 31, 2012, the Scout Unconstrained Bond Fund issued two separate classes of shares:  Institutional Class shares and Class Y shares.  All outstanding Scout Unconstrained Bond Fund shares were designated as Institutional Class shares on December 31, 2012.

Each series of the Trust represents interests in a separate portfolio of investments and is subject to separate liabilities.  Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees.  The beneficial interest of each series is divided into an unlimited number of shares, with no par value.  Each share has equal dividend, voting, liquidation and redemption rights except that the shares of each Fund have sole voting rights with respect to matters that only affect holders of that series, and that shares of each Class of a Fund have sole voting rights with respect to matters that only affect the holders of that Class, such as the right to vote on issues associated with the Rule 12b-1 Plans for the Class Y shares of the Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund.  There are no conversion or preemptive rights.  Shares, when issued, will be fully paid and nonassessable.  Fractional shares have proportional voting rights.  Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will not be issued.  The Trust does not intend to hold regular annual shareholder meetings.  Upon the Trust’s liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.  If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares and may create multiple classes of shares of each series, which may differ from each other as to expenses and dividends.

Non-Cumulative Voting.  The Fund’s shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.

Trademarks.  The Fund is authorized to use the word “Scout” in its name, and may use the Scout design, so long as Advisor continues as its investment advisor.

Code of Ethics.  The Trust, the Advisor and the Distributor have each adopted a code of ethics, to the extent required by federal securities laws.  Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by the Fund, subject to certain general restrictions and procedures.

Summary of Proxy Voting Procedures.  The Board has delegated authority for making voting decisions with respect to Fund portfolio securities to the Advisor.   The Advisor has adopted a Proxy Voting Policy (the “Policy”), as well as General Proxy Voting Standards and Guidelines (the “Guidelines”) that provide as follows:

•
The Policy provides that voting rights shall be exercised on all decisions that have any effect on the value of the security, and shall be exercised so as to maximize and protect the value of the security, looking at both the short-term and long-term consequences.

•
The Policy also provides that decisions regarding the voting of proxies shall be made solely in the interest of the shareholders of the Fund.  The exclusive purpose shall be to provide benefits to Fund shareholders by considering those factors that affect the value of the security.

•
The Policy also provides that voting rights shall be exercised to give the greatest benefit to the shareholder.  In exercising voting rights, there shall be no undue prejudice in favor of management.  Proposals designed solely to benefit or protect the welfare of directors, officers or other individuals shall be opposed.

The Guidelines address proxy voting on particular types of matters such as elections of directors, engagement of auditors, directors’ insurance and charitable giving.

Should a conflict of interest arise between the Advisor or its affiliates and the interests of the Fund’s shareholders, the proxies shall be voted strictly in accordance with the written guidelines established by the Advisor’s Proxy Voting Committee.  If the Advisor’s guidelines are not sufficiently specific to determine how the vote should be cast and there exists a material conflict of interest, the proxies will be voted by a third party that is not affiliated with and independent of the Advisor.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available without charge, upon request, by calling 1-800-996-2862 or by accessing the SEC’s web site at www.sec.gov.

FIXED INCOME SECURITIES RATINGS

Standard & Poor’s Financial Services LLC’s (S&P®) Long-Term Issue Credit Ratings*:

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

Liklihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

Nature of and provisions of the obligation;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA  An obligation rated ‘AAA’ has the highest rating assigned by S&P®. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A  An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB  An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C  Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB  An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B  An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC  An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC  An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C  A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D  An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P® believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR  This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P® does not rate a particular obligation as a matter of policy.

* The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc.’s (Moody’s) Long-Term Obligations Ratings:

Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa  Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa  Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A  Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa  Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba  Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B  Obligations rated B are considered speculative and are subject to high credit risk.

Caa  Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca  Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C  Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Fitch Ratings, Inc.’s (Fitch) Long-Term Issuer Credit Ratings:

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

AAA  Highest credit quality.  ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality.  ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality.  ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB  Good credit quality.  ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB  Speculative.  ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B  Highly speculative.  ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC  Substantial credit risk.  Default is a real possibility.

CC Very high levels of credit risk.  Default of some kind appears probable.

C Exceptionally high levels of credit risk.  Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c. Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD  Restricted default.   ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a. the selective payment default on a specific class or currency of debt;

b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d. execution of a distressed debt exchange on one or more material financial obligations.

D  Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:  The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Description of Taxable Commercial Paper Ratings

Moody’s Short-Term Obligations Ratings:

Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P®’s Short-Term Issue Credit Ratings:

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by S&P®. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P® believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch’s Short-Term Credit Ratings:

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	High short-term default risk. Default is a real possibility.

RD
Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

STATE, MUNICIPAL NOTES AND TAX-EXEMPT DEMAND NOTES RATINGS

S&P®’s Municipal Short-Term Note Ratings

A S&P® U.S. municipal note rating reflects S&P®’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P®’s analysis will review the following considerations:

Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Moody’s US Municipal Short-Term Debt Ratings

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

PART C

OTHER INFORMATION

ITEM 28.                      EXHIBITS:

(a)           Articles of Incorporation

(1)
Agreement and Declaration of Trust of the Registrant dated January 26, 2000, and effective January 27, 2000 (the “Declaration of Trust”), previously filed as Exhibit 99.a.1 to the Registrant’s Initial Registration Statement on Form N-1A, filed on February 9, 2000 (Accession No. 0001105128-00-000004) (“Initial Registration Statement”) and incorporated herein by reference.

(2)
Certificate of Trust of the Registrant dated January 26, 2000 (the “Certificate of Trust”), and filed and effective in Delaware on January 27, 2000, previously filed as Exhibit 99.a.2 to the Initial Registration Statement and incorporated herein by reference.

(3)
Officer’s Certificate evidencing the establishment and designation of the Scout Small Cap Fund series effective January 24, 2001, previously filed as Exhibit 99.a.8.D to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on April 30, 2001 (Accession No. 0000904280-01-500009) and incorporated herein by reference.

(4)
Officer’s Certificate evidencing the establishment and designation of the Scout International Fund and the Scout Core Bond Fund (formerly Scout Bond Fund) series effective November 18, 2004, previously filed as Exhibit 99.a.4 to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A, filed on January 14, 2005 (Accession No. 0000948221-05-000006) and incorporated herein by reference.

(5)
Officer’s Certificate evidencing the establishment and designation of the Scout Mid Cap Fund series effective August 17, 2006, previously filed as Exhibit 99.a.5 to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on August 18, 2006 (Accession No. 0000909012-06-000926) (“PEA No. 10”) and incorporated herein by reference.

(6)
Officers’ Certificate evidencing the amendment to the Registrant’s Agreement and Declaration of Trust to reflect the change in the name of the Registrant from “UMB Scout Funds” to “Scout Funds” previously filed as Exhibit 99.a.9 to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A, filed on October 27, 2009 (Accession No. 0000909012-09-001316) (“PEA No. 20”) and incorporated herein by reference.

(7)	Certificate of Amendment to the Certificate of Trust of the Registrant, dated July 1, 2009, previously filed as Exhibit 99.a.10 to PEA No. 20 and incorporated herein by reference.

(8)
Officer’s Certificate evidencing the establishment and designation of the Scout Core Plus Bond Fund series of the Registrant, and the re-designation and creation of share classes of the Scout Core Bond Fund series of the Registrant, previously filed as Exhibit 99.a.11 to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, filed on March 11, 2011 (Accession No. 0001450791-11-000045) (“PEA No. 25”) and incorporated herein by reference.

(9)
Officer’s Certificate evidencing the establishment and designation of the Scout Global Equity Fund series of the Registrant, previously filed as Exhibit 99.a.12 to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on June 29, 2011 (Accession No. 0001450791-11-000119) (“PEA No. 30”) and incorporated herein by reference.

(10)	Officer’s Certificate evidencing the establishment and designation of the Scout Unconstrained

Bond Fund series of the Registrant, previously filed as Exhibit 99.a.13 to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on September 28, 2011 (Accession No. 0001450791-11-000205) (“PEA No. 33”) and incorporated herein by reference.

(11)
Officer’s Certificate evidencing the establishment and designation of the Scout Low Duration Bond Fund series of the Registrant, previously filed as Exhibit 99.a.12 to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 24, 2012 (Accession No. 0001450791-12-000195) (“PEA No. 39”) and incorporated herein by reference.

(12)
Officer’s Certificate evidencing the establishment and designation of the Scout Emerging Markets Fund series of the Registrant, previously filed as Exhibit 99.a.13 to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A, filed on October 9, 2012 (Accession No. 0001450791-12-000233) (“PEA No. 42”) and incorporated herein by reference.

(13)
Officer’s Certificate evidencing the re-designation and creation of share classes of the Scout Unconstrained Bond Fund series of the Registrant, previously filed as Exhibit 99.a.14 to Post-Effective No. 47 to Registrant’s Registration Statement on Form N-1A, filed on December 28, 2012 (Accession No. 0001512578-12-000186) (“PEA No. 47”) and incorporated herein by reference.

(14)	Officer’s Certificate evidencing the establishment and designation of the Scout Equity Opportunity Fund series of the Registrant is filed herewith.

(b)           By-laws

(1)	By-Laws of the Registrant (the “By-Laws”) previously filed as Exhibit 99.b to the Initial Registration Statement and incorporated herein by reference.

(2)
Officers’ Certificate evidencing the amendment to the By-Laws of the Registrant to reflect the change in the name of the Registrant from “UMB Scout Funds” to “Scout Funds” effective July 1, 2009, previously filed as Exhibit 99.b.2 to PEA No. 20 and incorporated herein by reference.

(c)           Instruments Defining Rights of Security Holders

(1)	Declaration of Trust.

ARTICLE III, ARTICLE V, ARTICLE VI, and Sections 2-5 of ARTICLE VIII of the Declaration of Trust dated January 26, 2000 and effective January 27, 2000, previously filed as Exhibit 99.a.1 to the Initial Registration Statement and incorporated herein by reference.

(2)	By-Laws.

ARTICLE II and ARTICLE IX of the By-Laws, previously filed as Exhibit 99.b to the Initial Registration Statement and incorporated herein by reference.

(d)           Investment Advisory Contracts

(1)
Investment Advisory Agreement between Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and the Registrant dated April 1, 2005 (the “Investment Advisory Agreement”), previously filed as Exhibit 99.d.1 to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2005 (Accession No. 0000948221-05-000246) (“PEA No. 9”) and incorporated herein by reference.

(2)	Form of Amended and Restated Exhibits A and B to the Investment Advisory Agreement are filed herewith.

(3)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Mid Cap Fund, previously filed as Exhibit 99.d.6 to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2011 (Accession No. 0001137439-11-000263) and incorporated herein by reference.

(4)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Low Duration Bond Fund, previously filed as Exhibit 99.d.7 to PEA No. 39 and incorporated herein by reference.

(5)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Emerging Markets Fund, previously filed as Exhibit 99.d.8 to PEA No. 42 and incorporated herein by reference.

(6)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Global Equity Fund, Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.d.8 to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on October 29, 2012 (Accession No. 0001144204-12-058273) (“PEA No. 44”) and incorporated herein by reference.

(7)
Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Unconstrained Bond Fund, previously filed as Exhibit 99.d.8 to PEA No. 47 and incorporated herein by reference.

(8)	Form of Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Equity Opportunity Fund, is filed herewith.

(e)           Underwriting Contracts

(1)
Amended and Restated Distribution Agreement between UMB Distribution Services, LLC (“Distributor”) and the Registrant dated April 1, 2010 (the “Distribution Agreement”), previously filed as Exhibit 99.e.1 to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2010 (Accession No. 0001144204-10-056157) (“PEA No. 23”) and incorporated herein by reference.

(2)	Ninth Amended and Restated Schedule A to the Amended and Restated Distribution Agreement is filed herewith.

(f)           Bonus or Profit Sharing Contracts

Not Applicable.

(g)           Custodian Agreements

(1)
Custody Agreement between the Registrant and UMB Bank, n.a. (“UMB Bank”) dated October 30, 1995 (the “Custody Agreement”), previously filed as Exhibit 99.g.1 to PEA No. 10 and incorporated herein by reference.

(A)
Amendment to the Custody Agreement dated as of July 2, 2001, previously filed as Exhibit 99.g.1.B to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2004 (Accession No. 0000948221-04-000443) (“PEA No. 6”) and incorporated herein by reference.

(B)	Revised Appendix B to the Custody Agreement is filed herewith.

(2)
Rule 17f-5 Delegation Agreement by and between UMB Bank and the Registrant dated May 8, 2003, previously filed as Exhibit 99.g.4 to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2003 and incorporated herein by reference.

(A)	Amended and Revised Appendix to Rule 17f-5 Delegation Agreement is filed herewith.

(h)           Other Material Contracts

(1)           Transfer Agency Agreement.

(A)
Transfer Agency Agreement by and between the Registrant and UMB Fund Services, Inc. (“UMBFS”) dated April 1, 2005 (the “Transfer Agency Agreement”), previously filed as Exhibit 99.h.1.A to PEA No. 9 and incorporated herein by reference.

(B)
Addendum to the Transfer Agency Agreement dated November 1, 2006 previously filed as Exhibit 99.h.1.C to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A, filed on October 26, 2007 (Accession No. 0000909012-07-001345) (“PEA No. 15”) and incorporated herein by reference.

(C)	SEC Rule 22c-2 Addendum to the Transfer Agency Agreement dated as of July 24, 2007, previously filed as Exhibit 99.h.1.D to PEA No. 15 and incorporated herein by reference.

(D)	Fourteenth Amended and Restated Schedule A to the Transfer Agency Agreement is filed herewith.

(2)	Inbound Call Management and Fulfillment Services Agreement.

(A)
Inbound Call Management and Fulfillment Services Agreement between Scout Investments, Inc. (formerly Scout Investment Advisors, Inc.) and Distributor dated August 6, 2001, relating to the Registrant (the “Call Management and Fulfillment Agreement”), previously filed as Exhibit 99.h.2 to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A, filed on October 30, 2001 and incorporated herein by reference.

(B)	Amendment Number One to the Call Management and Fulfillment Agreement, dated August 14, 2002, previously filed as Exhibit 99.h.2.B to PEA No. 6 and incorporated herein by reference.

(C)	Fourteenth Amended and Restated Schedule A to the Inbound Call Management and Fulfillment Agreement is filed herewith.

(3)	Administration and Fund Accounting Agreement.

(A)
Administration and Fund Accounting Agreement between the Registrant and UMBFS dated April 1, 2005 (the “Administration and Fund Accounting Agreement”), previously filed as Exhibit 99.h.3.A to PEA No. 9 and incorporated herein by reference.

(B)	Fourteenth Amended and Restated Schedule A to the Administration and Fund Accounting Agreement is filed herewith.

(C)	Second Amended and Restated Schedule B to the Administration and Fund Accounting Agreement, previously filed as Exhibit 99.h.3.C to PEA No. 33 and incorporated herein by reference.

(D)	Fifth Amended and Restated Schedule C to the Administration and Fund Accounting Agreement, previously filed as Exhibit 99.h.3.D to PEA No. 39 and incorporated herein by reference.

(4)	Retirement Plan Agreement

(A)	Retirement Plan Agreement by and between UMB Bank, UMBFS and the Registrant, dated April 1, 2005, previously filed as Exhibit 99.g.3 to PEA No. 9 and incorporated herein by reference.

(B)	Amended and Restated Appendix A to the Retirements Plan Agreement dated July 1, 2010, previously filed as Exhibit 99.h.4.B to PEA No. 23 and incorporated herein by reference.

(5)
Class Y Shareholder Servicing Plan on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.h.5 to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on October 28, 2013 (Accession No. 0001137439-13-000347) (“PEA No. 49”) and incorporated herein by reference.

(6)	Administrative Services Agreement.

(A)
Administrative Services Agreement dated April 1, 2012 by and between Scout Investments, Inc. and the Registrant, previously filed as Exhibit 99.h.6.A to PEA No. 39 and incorporated herein by reference.

(B)	Form of Amended and Restated Schedules A and B to the Administrative Services Agreement are filed herewith.

(i)           Legal Opinion

(1)	Opinion of Counsel with respect to the legality of the securities issued by the series of the Registrant is filed herewith.

(j)           Other Opinions

(1)	Power of Attorney of Scout Funds, previously filed as Exhibit 99.j.2 to PEA No. 39 and incorporated herein by reference.

(2)	Power of Attorney of Scout Funds, previously filed as Exhibit 99.j.2 to PEA No. 42 and incorporated herein by reference.

(3)	Consent of Deloitte & Touche LLP, previously filed as Exhibit 99.j.3 to PEA No. 49 and incorporated herein by reference.

(k)           Omitted Financial Statements

Not Applicable.

(l)            Initial Capital Agreements

Not Applicable.

(m)          Rule 12b-1 Plan

(1)
Class Y Distribution Plan adopted pursuant to Rule 12b-1 by the Registrant on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.m.2 to PEA No. 33 and incorporated herein by reference.

(2)
Class Y Distribution Plan adopted pursuant to Rule 12b-1 by the Registrant on behalf of the Scout Unconstrained Bond Fund, previously filed as Exhibit 99.m.2 to PEA No. 47 and incorporated herein by reference.

(n)           Rule 18f-3 Plan

(1)
Multiple Class Plan Pursuant to Rule 18f-3 adopted by the Registrant on behalf of the Scout Core Bond Fund and Scout Core Plus Bond Fund, previously filed as Exhibit 99.n.2 to PEA No. 33 and incorporated herein by reference.

(2)
Multiple Class Plan Pursuant to Rule 18f-3 adopted by the Registrant on behalf of the Scout Unconstrained Bond Fund, previously filed as Exhibit 99.n.2 to PEA No. 47 and incorporated herein by reference.

(p)           Code of Ethics

(1)
Code of Ethics of Scout Investments, Inc. and the Registrant, previously filed as Exhibit 99.p.1 to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A, filed on January 8, 2014 (Accession No. 0001137439-14-000042) (“PEA No. 51”) and incorporated herein by reference.

(2)
Amended and Restated Code of Ethics of the Distributor, previously filed as Exhibit 99.p.2 to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed on April 15, 2011 (Accession No. 0001450791-11-000063) (“PEA No. 27”) and incorporated herein by reference.

ITEM 29.                      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:

None.

ITEM 30.                      INDEMNIFICATION:

Under the terms of the Delaware Statutory Trust Act (the “Delaware Act”) and the Registrant’s Declaration of Trust and By-Laws, no officer or trustee of the Registrant shall have any liability to the Registrant or its shareholders for damages, except to the extent such limitation of liability is precluded by the Delaware Act, the Declaration of Trust, or the By-Laws.

Subject to the standards and restrictions set forth in the Registrant’s Declaration of Trust, Section 3817 of the Delaware Act permits a statutory trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever.  Section 3803 of the Delaware Act protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that the officers and trustees shall not be liable for any act or omission of any agent or employee of the Registrant, any investment advisor or principal underwriter of the Registrant, or with respect to each trustee or officer, the act or omission of any other trustee or officer.  Subject to the provisions of the By-Laws, the Registrant, out of its assets, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Registrant.  This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Registrant whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Registrant or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

The By-Laws provide that in actions by others than the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Registrant) by reason of the fact that such person is or was an agent of the Registrant, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Registrant and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.  The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Registrant or that the person had reasonable cause to believe that the person’s conduct was unlawful.  The By-Laws provide that in actions by the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Registrant, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Registrant and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Notwithstanding any provision to the contrary contained in the By-Laws, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent’s office with the Registrant.

No indemnification shall be made under the provisions of the By-Laws:

(a)           In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person’s duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

(b)           In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

(c)           Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of Article VI of the By-Laws is obtained.

To the extent that an agent of the Registrant has been successful on the merits in defense of any proceeding referred to in the above paragraphs or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to above and as set forth in the By-Laws.

Except as provided in the above paragraph concerning a successful defense, any indemnification under the provisions of the By-Laws shall be made by the Registrant only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in the By-Laws and is not prohibited from indemnification because of the disabling conduct referred to above and as set forth in the By-Laws:

(a)           A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not “interested persons” of the Trust (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)); or

(b)           A written opinion by an independent legal counsel.

To the fullest extent permitted by applicable law, the officers and trustees shall be entitled and have the authority to purchase with the assets of the Registrant, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee or officer in connection with any claim, action, suit or proceeding in which such person becomes involved by virtue of such person’s capacity or former capacity with the Registrant, whether or not the Registrant would have the power to indemnify such person against such liability under the provisions of Article VII of its Declaration of Trust.

ITEM 31.                      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR:

None

ITEM 32.                      PRINCIPAL UNDERWRITER:

(a)	Distributor also acts as distributor for:

Aspiriant Global Equity Trust
Cheswold Lane Funds
Commonwealth International Series Trust
FPA Funds Trust
FPA Capital Fund, Inc.
FPA New Income, Inc.
FPA Paramount Fund, Inc.
FPA Perennial Fund, Inc.
Green Century Funds
Index Funds
Stewart Capital Mutual Funds
The Marsico Investment Fund
The Westport Funds
Vericimetry Funds

(b)	Herewith is the information required by the following table with respect to each director, officer or partner of the Distributor:

Name and Principal Business Address	Position and Offices with Distributor	Positions and Offices with Registrant

Maureen A. Quill 803 West Michigan Street Milwaukee, WI 53233	President	None

Christine L. Mortensen 803 West Michigan Street Milwaukee, WI 53233	Treasurer	None

Constance Dye Shannon 803 West Michigan Street Milwaukee, WI 53233	Secretary	None

Karen Fay Luedtke 803 West Michigan Street Milwaukee, WI 53233	Chief Compliance Officer	None

(c)	The Distributor does not receive any remuneration or compensation from the Fund for the duties or services rendered to the Registrant pursuant to the Distribution Agreement.

ITEM 33.                      LOCATION OF ACCOUNTS AND RECORDS:

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules (17 CFR § 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of the Registrants at the Registrants’ corporate offices, except (1) records held and maintained by UMB Bank, 1010 Grand Boulevard, Kansas City, Missouri, 64106, relating to its function as custodian; (2) records held and maintained by UMBFS, 803 West Michigan Street, Milwaukee, Wisconsin, 53233, relating to its functions as administrator, fund accountant, transfer agent and dividend disbursing agent and (3) records held and maintained by the Distributor, 803 West Michigan Street, Milwaukee, Wisconsin, 53233, in its function as distributor.

ITEM 34.                      MANAGEMENT SERVICES:

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35.                      UNDERTAKINGS:

Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri on the 24th day of March, 2014.

Scout Funds

By:  /s/ Andrew J. Iseman
Andrew J. Iseman, President and Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

/s/ Andrew J. Iseman	President and Trustee	March 24, 2014
Andrew J. Iseman

/s/ Scott A. Betz	Treasurer	March 24, 2014
Scott A. Betz

/s/ Stephen F. Rose	Trustee	March 24, 2014
Stephen F. Rose*

/s/ Andrea F. Bielsker	Trustee	March 24, 2014
Andrea F. Bielsker*

/s/ Charlotte T. Petersen	Trustee	March 24, 2014
Charlotte T. Petersen*

/s/ Allen R. Strain	Trustee	March 24, 2014
Allen R. Strain*

*By:
/s/ Benjamin D. Wiesenfeld
Benjamin D. Wiesenfeld
Attorney-in-Fact
(Pursuant to Powers of Attorney, previously filed with Post-Effective Amendment No. 39 and Post-Effective Amendment No. 42 to the Registrant’s Registration Statement and incorporated herein by reference)

EXHIBIT INDEX

EXHIBIT NO.	EXHIBIT

(a)(14)	Officer’s Certificate evidencing the establishment and designation of the Scout Equity Opportunity Fund series of the Registrant
(d)(2)	Form of Amended and Restated Exhibits A and B to the Investment Advisory Agreement
(d)(8)	Form of Fee Waiver and Expense Assumption Agreement between Scout Investments, Inc. and the Registrant, on behalf of the Scout Equity Opportunity Fund
(e)(2)	Ninth Amended and Restated Schedule A to the Amended and Restated Distribution Agreement
(g)(1)(B)	Revised Appendix B to the Custody Agreement
(g)(2)(A)	Amended and Revised Appendix to Rule 17f-5 Delegation Agreement
(h)(1)(D)	Fourteenth Amended and Restated Schedule A to the Transfer Agency Agreement
(h)(2)(C)	Fourteenth Amended and Restated Schedule A to the Inbound Call Management and Fulfillment Agreement
(h)(3)(B)	Fourteenth Amended and Restated Schedule A to the Administration and Fund Accounting Agreement
(h)(6)(B)	Form of Amended and Restated Schedules A and B to the Administrative Services Agreement
(i)(1)	Opinion of Counsel with respect to the legality of the securities issued by the series of the Registrant